Prospectus/Information Statement
Federated Hermes Government Income Securities, Inc.
We recommend that you read the Prospectus/Information Statement in its entirety; this information will help you understand the upcoming Reorganization.
Federated Hermes Government Income Securities, Inc. (the “Reorganizing Fund”), will be reorganized into Federated Hermes Government Income Fund (“Surviving Fund”), a portfolio of Federated Hermes Government Income Trust (the “Reorganization”). Please refer to the enclosed Prospectus/Information Statement as well as the highlighted information below for details on the Reorganization.
QUESTIONS AND ANSWERS
Why have the Boards of Directors/Trustees approved the Reorganization?
In determining whether to approve the Reorganization, the Boards of Directors/Trustees (the “Boards”), including the Independent Directors/Trustees, of the Reorganizing Fund and the Surviving Fund considered a variety of factors, including, but not limited to the following:
•
The Reorganizing Fund’s shareholders will become shareholders of the Surviving Fund that, as compared to the Reorganizing Fund, has a similar duration risk profile, greater assets, lower contractual investment advisory fee rate, and lower anticipated gross and net total operating expenses for each share class. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation agreement is not renewed. With respect to the one-year and five-year periods ended September 30, 2023, the Surviving Fund underperformed the Reorganizing Fund. However, the Surviving Fund outperformed the Reorganizing Fund for the ten-year period ended September 30, 2023 and in four of the last five calendar years.
•
The terms and conditions of the Plan of Reorganization (the “Plan”), including that the Reorganization will not dilute the interests of the shareholders of the Reorganizing Fund or the Surviving Fund because a Reorganizing Fund shareholder will become the owner of shares of the Surviving Fund having a total net asset value (NAV) equal to the total NAV of his or her holdings in the Reorganizing Fund on the date of the Reorganization, and the assets to be acquired by the Surviving Fund will have a total NAV equal to the total NAV of the Reorganizing Fund.
•
The majority of the portfolio securities of the Reorganizing Fund that would be acquired by the Surviving Fund are expected to be permissible investments for the Surviving Fund and are consistent with the Surviving Fund’s investment objective, policies and strategies. As a result, the Reorganizing Fund is not anticipated to incur material trading costs in connection with the Reorganization. In addition, the Surviving Fund’s investment objective, policies and strategies would not change as a result of the Reorganization.
•
The Reorganization is expected to provide an opportunity for shareholders to benefit from the potential for greater efficiencies that may be realized by combining the assets of the Reorganizing Fund with the Surviving Fund’s assets in the Reorganization, including the ability to spread certain costs over a larger asset base following the Reorganization. The pro forma total net operating expenses of the Surviving Fund are expected to be substantially the same after the Reorganization, while total gross operating expenses before waivers are expected to be reduced. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation is not renewed.
•
The Reorganization is expected to be a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986. As such, shareholders of the Reorganizing Fund and the Surviving Fund are not expected to recognize gain or loss as a result of the Reorganization.
After careful consideration of these and other factors, the Boards determined that the proposed Reorganization is in the best interests of the Reorganizing Fund and the Surviving Fund and that the interests of the existing shareholders of the Reorganizing Fund and the Surviving Fund would not be diluted as a result of the Reorganization. Please see the section entitled “Summary –Reasons for the Reorganization” in the attached Prospectus/Information Statement for more information regarding the Board’s considerations in determining to approve the Reorganization.

Who is the investment adviser to the Surviving Fund?
•
The investment adviser to both the Reorganizing Fund and the Surviving Fund is Federated Investment Management Company (“FIMCO” or the “Adviser”). In addition, the same portfolio managers, Todd A. Abraham and Liam O’Connell, are jointly and primarily responsible for the day-to-day management of both the Reorganizing Fund and the Surviving Fund.
How will the Reorganization affect my investment?
•
The total NAV of your investment will not change as a result of the Reorganization, and you will not have to pay any sales charge in connection with the exchange of your shares. Pursuant to the Reorganization, the Surviving Fund, will acquire all or substantially all of the assets of the Reorganizing Fund in exchange for shares of the Surviving Fund as summarized in the following chart:
Reorganizing Fund	Surviving Fund
Federated Hermes Government Income Securities, Inc.	Federated Hermes Government Income Fund
Class A Shares	Service Shares
Class C Shares	Service Shares
Class F Shares	Service Shares
Institutional Shares	Institutional Shares

•
The Reorganization is expected to be a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.
•
The Surviving Fund will be the legal and accounting survivor of the Reorganization.
•
Although the investment policies of the Reorganizing Fund and the Surviving Fund are different in certain respects, the principal investment strategies of the Reorganizing Fund and the Surviving Fund are substantially similar and the majority of the securities held by the Reorganizing Fund are permissible investments for the Surviving Fund.
•
The Reorganizing Fund will distribute to its shareholders any undistributed income and realized capital gains accumulated prior to the Reorganization. To the extent that the Reorganizing Fund would be in a net capital gain position prior to the Reorganization, the Reorganizing Fund would make distributions of the capital gains (as well as any other required distributions) prior to the Reorganization being consummated. However, based on the Reorganizing Fund’s existing capital loss carryforwards and unrealized losses, the Adviser believes that it is unlikely that a capital gain distribution would be required.
How will the Reorganization affect my fees?
Please see the table below reflecting the pre-Reorganization total annual operating expenses for the Reorganizing Fund and the Surviving Fund and their share classes, on a gross and net basis, and the anticipated post-Reorganization total annual operating expenses of the Surviving Fund classes, on both a gross and net basis. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation agreement is not renewed.
In addition, the Service Shares of the Surviving Fund previously adopted a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the Service Shares of the Surviving Fund. However, in order to align with the fee structure of the Class F Shares of the Reorganizing Fund, the Adviser will propose to the Board of the Surviving Fund the removal of any Distribution (12b-1) Fee from the Service Shares of the Surviving Fund prior to the Reorganization occurring. The Reorganization will be contingent upon such approval being received from the Board and will not be consummated absent such approval being received in advance.

Amounts stated are subject to fee waivers and expense limitations as described in more detail in the section “Comparative Fee Tables” in the accompanying Prospectus/Information Statement.
PRE-REORGANIZATION
ReorganizingFund		Surviving Fund
Federated Hermes Government Income Securities, Inc.	Pre-Reorganization Total Annual Operating Expenses Gross/Net	Federated Hermes Government Income Fund	Pre-Reorganization Total Annual Operating Expenses Gross/Net
Class A Shares	1.41%/1.01%	Service Shares	1.07%/0.84%
Class C Shares	2.16%/1.76%
Class F Shares	1.41%/1.01%
Institutional Shares	1.16%/0.76%	Institutional Shares	1.07%/0.64%

POST-REORGANIZATION
Surviving Fund
Federated Hermes Government Income Fund	Post-Reorganization Total Annual Operating Expenses Gross/Net
Service Shares	1.00%/0.84%
Institutional Shares	1.00%/0.64%
When will the Reorganization occur?
The Reorganization is expected to occur after the close of business on or about February 23, 2024.
Who will pay for the Reorganization?
The Adviser will pay the direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees), except that the Reorganizing Fund will bear direct shareholder communication expenses, such as the cost of printing and mailing the prospectus supplements and Prospectus/Information Statement relating to the Reorganization. In each case, the fees will be paid whether or not the Reorganization occurs. As these shareholder communication expenses relate to the Reorganizing Fund’s participation in the Reorganization, it is appropriate for the Reorganizing Fund to pay these expenses. These costs are estimated at $14,229, which is an estimated per share impact of less than $0.01.
In addition the extent that any transition of portfolio securities is required in connection with the Reorganization, it is anticipated that the Reorganizing Fund will incur transaction expenses associated with the disposition of portfolio securities. As the majority of securities held by the Reorganizing Fund are eligible investments for the Surviving Fund, the Adviser anticipates that required portfolio repositioning will not incur material trading costs.
Please refer to “Information About the Reorganization–Costs of Reorganization” in the attached Prospectus/Information Statement for more information.
Will my current account options transfer over to my new account?
Yes, the servicing features of your Reorganizing Fund account will transfer automatically to your Surviving Fund account. If you participate in automated or systematic account programs, these programs will continue in your new account with the Surviving Fund. Shareholders wishing to modify, cancel, freeze or terminate such services must instruct the Reorganizing Fund or their financial representative, as applicable.

What should I do in connection with the Reorganization?
As of close of business on or about February 23, 2024, your Reorganizing Fund shares will automatically be exchanged for designated shares in the Surviving Fund. Please do not attempt to make the exchange into the Surviving Fund yourself in advance of the Reorganization. Doing so in advance of the Reorganization will result in a taxable event. Exchanges that occur as part of the Reorganization will be tax-free. Shareholders may continue to redeem or transfer out of the Reorganizing Fund prior to the Reorganization.
Whom do I call if I have questions about this Prospectus/Information Statement?
Please don’t hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400, Option #4.
Thank you in advance for your continued support of the Federated Hermes Funds.
Approval of the Reorganization by the Boards of Directors/Trustees
After careful consideration, the Board of Directors of the Reorganizing Fund and the Board of Trustees of the Surviving Fund have unanimously approved the Reorganization. We encourage you to read the enclosed materials carefully.

PROSPECTUS/INFORMATION STATEMENT
January 12, 2024
RELATING TO THE ACQUISITION OF THE ASSETS OF
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
Class A Shares

Class C Shares
Class F Shares
Institutional Shares
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR SHARES OF
FEDERATED HERMES GOVERNMENT INCOME FUND
A Portfolio of Federated Hermes Government Income Trust
Service Shares

Institutional Shares
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUIRED TO SEND US A PROXY

This Prospectus/Information Statement describes the reorganization (the “Reorganization”) pursuant to the Agreement and Plan of Reorganization (the “Plan”), of Federated Hermes Government Income Securities, Inc. (the “Reorganizing Fund”), with and into Federated Hermes Government Income Fund (the “Surviving Fund”) a portfolio of Federated Hermes Government Income Trust. Under the Plan, the Reorganizing Fund would transfer all or substantially all of its assets to the Surviving Fund, in exchange for Shares of the Surviving Fund. The Surviving Fund is expected to be the legal and accounting survivor in the Reorganization. Shares of the Surviving Fund will be distributed pro rata by the Reorganizing Fund to its shareholders in complete liquidation and dissolution/termination of the Reorganizing Fund. As a result of the Reorganization, each shareholder holding shares of the Reorganizing Fund will become a shareholder of shares of the Surviving Fund, having a total net asset value (NAV) equal to the total NAV of the shareholder’s holdings in the Reorganizing Fund on the date of the Reorganization (the “Closing Date”). For purposes of this Prospectus/Information Statement, the Reorganizing Fund and the Surviving Fund may be referred to individually, as applicable, and, collectively, as the “Funds.”
The Board of Directors (the “Board”) of the Reorganizing Fund has determined that the Reorganization is in the best interests of the Reorganizing Fund, and that interests of the existing shareholders of the Reorganizing Fund will not be diluted as a result of the Reorganization. Information on the rationale for the Reorganization is included in this Prospectus/Information Statement in the section entitled “Summary–Reasons for the Reorganization.” For purposes of the Prospectus/Information Statement, the Board of the Reorganizing Fund and the Board of Trustees of the Surviving Fund are each referred to, as applicable, as the “Board” or, collectively, as the “Boards.”
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary–Tax Consequences” and “Information about the Reorganization–Federal Income Tax Consequences” in this Prospectus/Information Statement. However, the Reorganizing Fund will distribute any undistributed income and realized capital gains, if any, prior to the Reorganization to its shareholders.

The investment objective of each Fund is to provide current income. For a more detailed comparison of the investment objectives, policies, limitations, and risks of the Reorganizing Fund with those of the Surviving Fund, see the section entitled “Comparisons and Details About the Reorganizing Fund and the Surviving Fund” in this Prospectus/Information Statement.
This Prospectus/Information Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Information Statement is accompanied by the Prospectus for the Surviving Fund, dated March 31, 2023 (File Nos. 002-75366 and 811-03352), which is incorporated herein by reference. The Statement of Additional Information (SAI) dated, January 12, 2024, relating to this Prospectus/Information Statement, contains additional information and has been filed by the Surviving Fund with the Securities and Exchange Commission (SEC) and is incorporated herein by reference.
A Prospectus and SAI for the Reorganizing Fund, dated April 30, 2023 (File Nos. 002-74191 and 811-03266), have been filed with the SEC and are incorporated herein by reference.
In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Information Statement):
1.
Statement of Additional Information for the Surviving Fund dated March 31, 2023; (File Nos. 002-75366 and 811-03352);
2.
Annual Report for the Reorganizing Fund dated February 28, 2023; (File Nos. 002-74191 and 811-03266);
3.
Annual Report for the Surviving Fund dated January 31, 2023; (File Nos. 002-75366 and 811-03352);
4.
Semi-Annual Report for the Reorganizing Fund dated August 31, 2023; (File Nos. 002-74191 and 811-03266); and
5.
Semi-Annual Report for the Surviving Fund dated July 31, 2023; (File Nos. 002-75366 and 811-03352).
Copies of these materials and other information about the Reorganizing Fund and the Surviving Fund may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. Reports and other information about the Reorganizing Fund and the Surviving Fund are available on the EDGAR Database on the SEC’s Internet site at sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.
Important Notice Regarding the Availability of Reorganization Materials: This Prospectus/Information Statement is available on the Internet at federatedhermes.com/us/customer-service/investor-support/proxy-statements-faq-and-current-information.do On this website, you also will be able to access any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/INFORMATION STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement or incorporated by reference into this Prospectus/Information Statement. A form of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which the reorganization (the “Reorganization”) will be conducted is attached to this Prospectus/Information Statement as Annex A. The prospectus of the Surviving Fund accompanies this Prospectus/Information Statement.
Reorganizing Fund	Surviving Fund
Federated Hermes Government Income Securities, Inc.	Federated Hermes Government Income Fund
Class A Shares, Class C Shares, Class F Shares	Service Shares
Institutional Shares	Institutional Shares

SUMMARY OF THE PLAN
Under the Plan, the Reorganizing Fund will transfer all, or substantially all, of its assets to the Surviving Fund in exchange for Shares of the Surviving Fund as reflected in the table above. The Reorganizing Fund will not transfer deferred or prepaid expenses, to the extent that they do not have a continuing value to the Surviving Fund, and which are not expected to be material in amount. The Reorganizing Fund will be required to discharge all of its liabilities and obligations prior to consummation of the Reorganization. In doing so, pursuant to a policy previously reviewed with the Board, the Reorganizing Fund will set aside cash to satisfy its remaining liabilities, which cash would be placed in a “closed fund pool” used to pay the expenses and not be transferred to the Surviving Fund. If, after the closing date of the Reorganization (the “Closing Date”), additional cash in excess of accrued expenses recorded on the Reorganizing Fund’s books on or before the Closing Date are received by or returned to the Reorganizing Fund, such amounts would be placed into the closed fund pool to pay expenses or, if all expenses have been paid, amounts that do not impact shareholders may be retained by the Adviser (as defined below) and its affiliates in accordance with the policy. Any amount impacting shareholders (i.e., that is not an expense accrual item) should be received by the Surviving Fund as the surviving fund. Moreover, any amounts received or returned that are not retained by the Adviser or its affiliates should be remitted to the Surviving Fund as the surviving fund. The Surviving Fund is expected to be the legal and accounting survivor of the Reorganization. The Shares will be distributed pro rata by the Reorganizing Fund to its shareholders in complete liquidation, dissolution and termination of the Reorganizing Fund. As a result of the Reorganization, each shareholder of the Reorganizing Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares will become the shareholder of Service Shares and Institutional Shares of the Surviving Fund, as reflected in the table above, having a total NAV equal to the total NAV of the shareholder’s holdings in the Reorganizing Fund on the date of the Reorganization.
For more complete information, please read this Prospectus/Information Statement as well as the prospectuses and statements of additional information (“SAIs”) for the Reorganizing Fund–Class A Shares, Class C Shares, Class F Shares and Institutional Shares dated April 30, 2023 and the Surviving Fund–Service Shares and Institutional Shares dated March 31, 2023, as well as the SAI relating to this Prospectus/Information Statement. A copy of the prospectus of the Surviving Fund accompanies this Prospectus/Information Statement. The SAI related to this Prospectus/Information Statement can be obtained without charge by writing or by calling the Funds at the address and telephone number shown on the previous pages.
REASONS FOR THE REORGANIZATION
The investment adviser to both the Reorganizing Fund and the Surviving Fund is Federated Investment Management Company (“FIMCO” or the “Adviser”).
As of September 30, 2023, the total net assets were $80.6 million for the Reorganizing Fund and $106.1 million for the Surviving Fund.
Each Fund’s investment objective is to provide current income. The Funds have substantially similar principal investment strategies and substantially similar principal risks, with both Funds primarily investing in investment-grade mortgage-backed securities (“MBS”) issued by or guaranteed by the U.S. government and its agencies and instrumentalities. However, the Reorganizing Fund also includes in its principal investment strategies commercial mortgage-backed securities (“CMBS”); non-agency MBS, which are those not issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”); and short sales of U.S. Treasury securities and futures contracts. The Surviving Fund does not include these investments in its principal investment strategies. Because the Reorganizing Fund and the Surviving Fund have the same investment objective and substantially similar principal investment strategies, certain of their principal risks are the same. Differences between the principal risks of the Funds track the differences in the principal investment strategies described above. There are no material differences between the fundamental investment limitations of the Reorganizing Fund and the Surviving Fund.
The Reorganization was recommended to the Boards because the Adviser believes that the Reorganization will result in the shareholders of the Reorganizing Fund receiving shares of the Surviving Fund that, as compared to the Reorganizing Fund, has: (i) greater assets; (ii) a lower contractual investment advisory fee rate; and (iii) lower gross and net total operating expenses for each share class. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation agreement is not renewed. With respect to the one-year and five-year periods ended September 30, 2023, the Surviving Fund underperformed the Reorganizing Fund. However, the Surviving Fund outperformed the Reorganizing Fund for the ten-year period ended September 30, 2023 and in four of the last five calendar years.
Since there are no material differences between the Reorganizing Fund’s and the Surviving Fund’s fundamental investment objectives, or their fundamental policies, the Reorganization does not require approval by the Reorganizing Fund’s shareholders. With respect to Reorganization-related expenses:
•
The Adviser will pay the direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees), except that the Reorganizing Fund will pay direct shareholder communication expenses (e.g., the cost associated with printing and mailing the prospectus supplements and Prospectus/Information Statement) associated with the Reorganization estimated at $14,299 (or an estimated $0.01 per share). In each case, the fees will be paid whether or not the Reorganization occurs.
•
The Surviving Fund will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis.
•
To the extent that any transition of portfolio securities is required in connection with the Reorganization, it is anticipated that the Reorganizing Fund will incur transaction expenses associated with the disposition of portfolio securities. However, as the majority of securities held by the Reorganizing Fund are eligible investments for the Surviving Fund, the Adviser does not anticipate the Reorganizing Fund to incur material trading costs in connection with the Reorganization.
•
There will be no dilution to the Reorganizing Fund’s shareholders as a result of the Reorganization, because each of the Reorganizing Fund’s shareholders will become the owner of shares of the Surviving Fund having a total NAV equal to the total NAV of each shareholder’s holdings in the Reorganizing Fund on the date of the Reorganization.
In summary, the Reorganizing Fund’s shareholders will be receiving shares in a fund with lower anticipated gross and net total expenses. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation agreement is not renewed.
The Surviving Fund is expected to benefit from the increase in its assets resulting from the Reorganization, and the pro forma total net operating expenses of the Surviving Fund are expected to be substantially the same after the Reorganization, while total gross operating expenses before waivers are expected to be reduced. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation agreement is not renewed.
By contrast, the Adviser and its affiliates, with respect to the Reorganizing Fund, will benefit from the Reorganization as a result of: (i) the elimination of the need to “subsidize” the Reorganizing Fund through waiving certain amounts of their respective fees and/or reimbursing expenses of the Reorganizing Fund; and (ii) the increase in the assets of the Surviving Fund (which would increase asset-based fee revenue for the Adviser and its affiliates). Except for these two benefits, the Adviser and its affiliates would not receive a monetary benefit from the Reorganization.
In considering these benefits to the Adviser, with respect to the Reorganizing Fund, the Adviser considered the fact that, instead of reorganizing the Reorganizing Fund in a Reorganization that the Adviser believes will be beneficial to the Reorganizing Fund’s shareholders, the Adviser and its affiliates could have either: (A) reduced their voluntary waivers on the Reorganizing Fund’s share classes; or (B) proposed to liquidate the Reorganizing Fund, which would have been a taxable event for Reorganizing Fund shareholders, each of which could have provided the Adviser with the first benefit noted above–the elimination of the need to “subsidize” the Reorganizing Fund.

Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor the Reorganizing Fund and its shareholders, as opposed to the Adviser and its affiliates, and that the Reorganization is in the best interests of the Reorganizing Fund and the Surviving Fund.
In consideration of the foregoing and other information in this Prospectus/Information Statement, the Boards, including all of the Directors/Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Directors/Trustees”), approved the Reorganization. In approving the Reorganization, the Boards, including all of the Independent Directors/Trustees, determined that participation in the Reorganization is in the best interests of the Reorganizing Fund and the Surviving Fund, and that the interests of the existing shareholders of the Reorganizing Fund and the Surviving Fund will not be diluted as a result of the Reorganization.
TAX CONSEQUENCES
Shareholders generally will not incur capital gains or losses on the exchange of shares of the Reorganizing Fund for shares of the Surviving Fund as a result of the Reorganization. However, shareholders will incur capital gains or losses if they sell their shares of the Reorganizing Fund before the Reorganization becomes effective or sell/exchange their shares of the Surviving Fund after the Reorganization becomes effective. Shareholders also will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganization.
For example, shareholders of the Reorganizing Fund will be responsible for any taxes payable in connection with taxable distributions, if any, made by the Reorganizing Fund immediately prior to the Reorganization. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganization. It is not currently anticipated that any capital gain distribution will be required by the Reorganizing Fund. At the time of the Reorganization, it is anticipated that the Reorganizing Fund will transfer most, if not all, of its then existing portfolio to the Surviving Fund pursuant to the Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolio of the Reorganizing Fund result in the Reorganizing Fund having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the Reorganization being consummated. Consequently, because the Reorganizing Fund anticipates transferring most, if not all, of its securities to the Surviving Fund pursuant to the Reorganization, the Reorganizing Fund is not anticipated to incur material trading costs in connection with the Reorganization.
As of February 28, 2023, its last fiscal year end for which audited financial statements are available, the Reorganizing Fund had capital loss carryforwards totaling approximately $8,699,180. As of October 31, 2023, the Reorganizing Fund had estimated year-to-date realized losses of approximately $4,242,609, and net unrealized losses of approximately $6,874,769.
In comparison, the Surviving Fund had capital loss carryforwards totaling approximately $15,068,622 as of January 31, 2023, its last fiscal year for which audited financial statements are available. As of October 31, 2023, the Surviving Fund had estimated year-to-date realized losses of approximately $1,867,432 and net unrealized losses of approximately $21,439,106.
Shareholders of the Reorganizing Fund should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.
PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
The procedures for purchasing, redeeming and exchanging shares of the Reorganizing Fund are substantially similar to those for purchasing, redeeming and exchanging shares of the Surviving Fund. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
The transfer agent and dividend-disbursing agent for each Fund is SS&C GIDS, Inc. Procedures for the purchase, redemption and exchange of the Reorganizing Fund’s shares are the same as those applicable to the purchase, redemption and exchange of the Surviving Fund’s shares. Reference is made to the prospectuses of the Reorganizing Fund and the Surviving Fund, dated April 30, 2023, and March 31, 2023, respectively, each of which is incorporated herein by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Reorganizing Fund’s shares and the Surviving Fund’s shares, respectively.
Please note that if you participate in automated or systematic account programs in the Reorganizing Fund, these programs will continue in your new account with the Surviving Fund. Shareholders wishing to modify, cancel, freeze or terminate such services must instruct the Reorganizing Fund or their financial representative, as applicable.

COMPARISONS AND DETAILS ABOUT THE REORGANIZING FUND AND THE SURVIVING FUND
COMPARATIVE FEE TABLES
Like all mutual funds, the Reorganizing Fund and the Surviving Fund incur certain expenses in their operations and, as an investor, you pay fees and expenses to buy and hold shares of a fund. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.
You will not pay any sales charges in connection with the Reorganization. Future transactions in the Surviving Fund will be subject to applicable sales charges.
Set forth in the tables below is information regarding the current fees and expenses incurred by Class A, Class C, Class F and Institutional Shares of the Reorganizing Fund, the Service Shares and Institutional Shares of the Surviving Fund, and the anticipated pro forma fees for the Service Shares and Institutional Shares of the Surviving Fund after giving effect to the Reorganization. It is anticipated that the Surviving Fund will be the legal and accounting survivor after the Reorganization.
The total gross and net operating expenses of the Surviving Fund for each share class, including on a pro forma basis after giving effect to the Reorganization, are lower than those of the Reorganizing Fund. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation in March 1, 2025 if such expense limitation agreement is not renewed.

FEDERATED HERMES Government Income securities, inc (“gisi”)–Class A SHARES
FEDERATED HERMES GOVERNMENT income FUND (“FHgiF”)–service Shares
Fees and Expenses
This table describes: (1) the actual fees and expenses for the Class A Shares (A) of GISI for the semi-annual period August 31, 2023; (2) the actual fees and expenses for the Service Shares (SS) of FHGIF for the semi-annual period ended July 31, 2023; and (3) the pro forma fees and expenses of the Service Shares (SS) of FHGIF on a combined basis after giving effect to the Reorganization.
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A) of GISI and Service Shares (SS) of FHGIF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these and other discounts is available from your financial professional, below under “Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and in “Annex C” to this Prospectus/Information Statement.
Shareholder Fees	GISI–A	FHGIF–SS	FHGIF-SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.55%	0.40%	0.40%
Distribution (12b-1) Fee	0.00%[1]	0.00%[1]	0.00%[1]
Other Expenses:	0.86%	0.67%	0.60%
Total Annual Fund Operating Expenses	1.41%	1.07%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.40%)[2]	(0.23%)[3]	(0.16%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	0.84%	0.84%
1
 The Reorganizing Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Reorganizing Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Reorganizing Fund. The A class of the Reorganizing Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Reorganizing Fund’s Board of Directors (the “Directors”). The Surviving Fund has adopted a Distribution (12b-1) Plan for its SS class shares pursuant to which the SS class of the Surviving Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the SS class of the Surviving Fund. The SS class of the Surviving Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Surviving Fund’s Board of Trustees (the “Trustees”). In addition, the Adviser will propose to the Trustees of the Surviving Fund that the Distribution (12b-1) Plan be amended prior to the Reorganization to remove any Distribution (12b-1) Fee from the Service Shares of the Surviving Fund. The Reorganization will be contingent upon such approval being received from the Trustees and will not be consummated absent such approval being received in advance.
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Reorganizing Fund, if any) paid by the Reorganizing Fund’s A class will not exceed 1.00% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Reorganizing Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Surviving Fund, if any) paid by the Surviving Fund’s SS classes will not exceed and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2024; or (b) the date of the Surviving Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved, then the Termination Date will be extended up to, but not including the later of (a) March 1, 2025 or (b) the first day of the month following the one year anniversary of the Closing Date.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
GISI–Class A Shares	$587	$876	$1,186	$2,065
FHGIF–Service Shares	$109	$340	$590	$1,306
FHGIF–Service Shares, Pro Forma Combined	$102	$318	$552	$1,225

FEDERATED HERMES Government Income securities, inc (“gisi”)–Class C SHARES
FEDERATED HERMES GOVERNMENT income FUND (“FHgiF”)–service Shares
Fees and Expenses
This table describes: (1) the actual fees and expenses for the Class C Shares (C) of GISI for the semi-annual period ended August 31, 2023; (2) the actual fees and expenses for the Service Shares (SS) of FHGIF for the semi-annual period ended July 31, 2023; and (3) the pro forma fees and expenses of the Service Shares (SS) of FHGIF on a combined basis after giving effect to the Reorganization.
This table describes the fees and expenses that you may pay if you buy, hold and sell Class C Shares (C) of GISI and Service Shares (SS) of FHGIF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these and other discounts is available from your financial professional, below under “Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and in “Annex C” to this Prospectus/Information Statement.
Shareholder Fees	GISI–C	FHGIF–SS	FHGIF-SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.55%	0.40%	0.40%
Distribution (12b-1) Fee	0.75%	0.00%[1]	0.00%[1]
Other Expenses:	0.86%	0.67%	0.60%
Total Annual Fund Operating Expenses	2.16%	1.07%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.40%)[2]	(0.23%)[3]	(0.16%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.76%	0.84%	0.84%
1
 The Surviving Fund has adopted a Distribution (12b-1) Plan for its SS class shares pursuant to which the SS class of the Surviving Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the SS class of the Surviving Fund. The SS class of the Surviving Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Surviving Fund’s Board of Trustees (the “Trustees”). In addition, the Adviser will propose to the Trustees of the Surviving Fund that the Distribution (12b-1) Plan be amended prior to the Reorganization to remove any Distribution (12b-1) Fee from the Service Shares of the Surviving Fund. The Reorganization will be contingent upon such approval being received from the Trustees and will not be consummated absent such approval being received in advance.
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Reorganizing Fund, if any) paid by the Reorganizing Fund’s C class will not exceed 1.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Reorganizing Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Surviving Fund, if any) paid by the Surviving Fund’s SS classes will not exceed and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2024; or (b) the date of the Surviving Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved, then the Termination Date will be extended up to, but not including the later of (a) March 1, 2025 or (b) the first day of the month following the one year anniversary of the Closing Date.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
GISI–Class C Shares, assuming redemption	$319	$676	$638	$1,409
GISI–Class C Shares, assuming no redemption	$219	$676	$638	$1,409
FHGIF–Service Shares	$109	$340	$590	$1,306
FHGIF–Service Shares, Pro Forma Combined	$102	$318	$552	$1,225

FEDERATED HERMES Government Income securities, inc (“gisi”)–Class F SHARES
FEDERATED HERMES GOVERNMENT income FUND (“FHgiF”)–service Shares
Fees and Expenses
This table describes: (1) the actual fees and expenses for the Class F Shares (F) of GISI for the semi-annual period ended August 31, 2023; (2) the actual fees and expenses for the Service Shares (SS) of FHGIF for the fiscal year ended July 31, 2023; and (3) the pro forma fees and expenses of the Service Shares (SS) of FHGIF on a combined basis after giving effect to the Reorganization.
This table describes the fees and expenses that you may pay if you buy, hold and sell Class F Shares (F) of GISI and Service Shares (SS) of FHGIF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these and other discounts is available from your financial professional, below under “Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and in “Annex C” to this Prospectus/Information Statement.
Shareholder Fees	GISI–F	FHGIF–SS	FHGIF-SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load)	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.55%	0.40%	0.40%
Distribution (12b-1) Fee	None	0.00%[1]	0.00%[1]
Other Expenses:	0.86%	0.67%	0.60%
Total Annual Fund Operating Expenses	1.41%	1.07%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.40%)[2]	(0.23%)[3]	(0.16%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	0.84%	0.84%
1
 The Surviving Fund has adopted a Distribution (12b-1) Plan for its SS class shares pursuant to which the SS class of the Surviving Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the SS class of the Surviving Fund. The SS class of the Surviving Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Surviving Fund’s Board of Trustees (the “Trustees”). In addition, the Adviser will propose to the Trustees of the Surviving Fund that the Distribution (12b-1) Plan be amended prior to the Reorganization to remove any Distribution (12b-1) Fee from the Service Shares of the Surviving Fund. The Reorganization will be contingent upon such approval being received from the Trustees and will not be consummated absent such approval being received in advance.
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Reorganizing Fund, if any) paid by the Reorganizing Fund’s F class will not exceed 1.00% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Reorganizing Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Surviving Fund, if any) paid by the Surviving Fund’s SS classes will not exceed and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2024; or (b) the date of the Surviving Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved, then the Termination Date will be extended up to, but not including the later of (a) March 1, 2025 or (b) the first day of the month following the one year anniversary of the Closing Date.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
GISI–Class F Shares, assuming redemption	$342	$642	$863	$1,774
GISI–Class F Shares, assuming no redemption	$242	$542	$863	$1,774
FHGIF–Service Shares	$109	$340	$590	$1,306
FHGIF–Service Shares, Pro Forma Combined	$102	$318	$552	$1,225

FEDERATED HERMES Government Income securities, inc (“gisi”)–INSTITUTIONAL SHARES
FEDERATED HERMES GOVERNMENT income FUND (“FHgiF”)–INSTITUTIONAL Shares
Fees and Expenses
This table describes: (1) the actual fees and expenses for the Institutional Shares (IS) of GISI for the semi-annual period ended August 31, 2023; (2) the actual fees and expenses for the Institutional Shares (IS) of FHGIF for the semi-annual period ended July 31, 2023; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of FHGIF on a combined basis after giving effect to the Reorganization.
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of GISI and Institutional Shares (IS) of FHGIF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these and other discounts is available from your financial professional, below under “Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and in “Annex C” to this Prospectus/Information Statement.
Shareholder Fees	GISI–IS	FHGIF–IS	FHGIF-IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.55%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None
Other Expenses:	0.61%	0.67%	0.60%
Total Annual Fund Operating Expenses	1.16%	1.07%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.40%)[1]	(0.43%)[2]	(0.36%)[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%	0.64%	0.64%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Reorganizing Fund, if any) paid by the Reorganizing Fund’s IS class will not exceed 0.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Reorganizing Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
2
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Surviving Fund, if any) paid by the Surviving Fund’s IS classes will not exceed and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2024; or (b) the date of the Surviving Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved, then the Termination Date will be extended up to, but not including the later of (a) March 1, 2025 or (b) the first day of the month following the one year anniversary of the Closing Date.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
GISI–Institutional Shares	$118	$368	$638	$1,409
FHGIF–Institutional Shares	$109	$340	$590	$1,306
FHGIF–Institutional Shares, Pro Forma Combined	$102	$318	$552	$1,225
PORTFOLIO TURNOVER
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect each Fund’s performance. During the most recent fiscal year for which audited financial information is available, the Surviving Fund’s portfolio turnover rate was 130% and the Reorganizing Fund’s portfolio turnover rate was 89% of the average value of each Fund’s respective portfolio.
COMPARISON OF POTENTIAL RISK AND RETURNS: PERFORMANCE INFORMATION
As shown in the table below, with respect to the 10- year period ended September 30, 2023, the Surviving Fund Institutional Shares outperformed the Reorganizing Fund Institutional Shares. However, with respect to the 1- and 5-year periods, ended September 30, 2023, the Surviving Fund Institutional Shares underperformed the Reorganizing Fund Institutional Shares. With respect to yearly returns, the Surviving Fund Institutional Shares outperformed the Reorganizing Fund Institutional Shares for each of the periods shown below, with the exception of the calendar year ended December 31, 2020 when the Reorganizing Fund outperformed the Surviving Fund. The Reorganizing Fund’s Institutional Shares commenced operations on April 28, 2020. For the periods prior to commencement of operations of the Reorganizing Fund’s Institutional Shares, the performance information shown below is for the Reorganizing Fund’s Class F shares. The performance of the Class F shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the Class F shares. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Reorganizing Fund’s Class F shares and Institutional Shares.
(For the periods ended September 30, 2023)
	1 Year	5 Year	10 Year
Federated Hermes Government Income Securities, Inc.	(1.43)%	(1.09)%	0.03%
Federated Hermes Government Income Fund	(1.85)%	(1.15)%	0.14%

Federated Hermes Government Income Securities, Inc.
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Reorganizing Fund and are intended to help you analyze the Reorganizing Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Reorganizing Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Reorganizing Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Reorganizing Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

The Reorganizing Fund’s IS class total return for the nine-month period from January 1, 2023 to September 30, 2023 was (2.55)%.
Within the periods shown in the bar chart, the Reorganizing Fund’s IS class highest quarterly return was 4.31% (quarter ended March 31, 2020). Its lowest quarterly return was (5.35)% (quarter ended March 31, 2022).

Average Annual Total Return Table
The Reorganizing Fund’s IS class commenced operations on April 28, 2020. For the periods prior to commencement of operations of the Reorganizing Fund’s IS class, the performance information shown below and in the bar chart above is for the Reorganizing Fund’s F class. The performance of the F class has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the F class. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Reorganizing Fund’s F class and IS class. In addition to Return Before Taxes, Returns After Taxes is shown for the Reorganizing Fund’s F class to illustrate the effect of federal taxes on Reorganizing Fund returns. After-tax returns are shown only for the F class, and after-tax returns for A, C and IS classes will differ from those shown for the F class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans. The table compares the Reorganizing Fund’s performance to that of a Blended Index and the Lipper General U.S. Government Funds Average to show how the Reorganizing Fund’s performance compares with the returns of similar investments.
(For the periods ended December 31, 2022)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes	(16.81)%	(1.92)%	(0.43)%
C:
Return Before Taxes	(14.37)%	(1.77)%	(0.58)%
F:
Return Before Taxes	(14.61)%	(1.21)%	(0.06)%
Return After Taxes on Distributions	(15.26%	(1.97)%	(0.93)%
Return After Taxes on Distributions and Sale of Fund Shares	(8.63)%	(1.20)%	(0.40)%
IS:
Return Before Taxes	(12.78)%	(0.91)%	0.08%
ICE BofA Current 5-Year US Treasury Index[1] (reflects no deduction for fees, expenses or taxes)	(9.77)%	0.20%	0.42%
Blended Index[2] (reflects no deduction for fees, expenses or taxes)	(12.00)%	(0.34)%	0.69%
Lipper General U.S. Government Funds Average[3]	(12.94)%	(0.63)%	0.16%
1
  ICE BofA 5-Year US Treasury Index is a one-security index comprised of the most recently issued 5-year U.S. Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 5-year note must be auctioned on or before the third business day before the last business day of the month.
2
 Blended Index is a blended index comprised of 60% Bloomberg US Mortgage Backed Securities Index and 40% Bloomberg US Government Bond Index. The Bloomberg US Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The Bloomberg US Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.
3
 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.

Federated Hermes Government Income Fund
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Surviving Fund and are intended to help you analyze the Surviving Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Surviving Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Surviving Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Surviving Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Surviving Fund’s IS class total return for the nine-month period from January 1, 2023 to September 30, 2023 was (3.69)%.
Within the period shown in the bar chart, the Surviving Fund’s IS class highest quarterly return was 2.12% (quarter ended March 31, 2020). Its lowest quarterly return was (5.14)% (quarter ended September 30, 2022).

Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Surviving Fund’s IS class to illustrate the effect of federal taxes on Surviving Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for the SS class will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan. The table compares the Surviving Fund’s performance to that of the Lipper U.S. Mortgage Funds Average to show how the Surviving Fund’s performance compares with the returns of similar investments.
(For the periods ended December 31, 2022)
Share Class	1 Year	5 Years	10 Years
IS:
Return Before Taxes	(11.46)%	(0.66)%	0.39%
Return After Taxes on Distributions	(12.14)%	(1.36)%	(0.49)%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(6.77)%	(0.77)%	(0.07)%
SS:
Return Before Taxes	(11.74)%	(0.88)%	0.18%
Bloomberg US Mortgage Backed Securities Index[1] (reflects no deduction for fees, expenses or taxes)	(11.81)%	(0.53)%	0.74%
Lipper U.S. Mortgage Funds Average[2] (reflects no deduction for fees, expenses or taxes)	(11.10)%	(0.56)%	0.60%
1
 The Bloomberg US Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC)..
2
 Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.

FINANCIAL HIGHLIGHTS
The Financial Highlights for the Reorganizing Fund and the Surviving Fund are included as Annex B to this Prospectus/Information Statement. The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.
For the Reorganizing Fund and the Surviving Fund, the information, except for the semi-annual report information, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with each Fund’s audited financial statements are included in each Fund’s Annual Report.
COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES
This section will help you compare the investment objectives and strategies of the Reorganizing Fund and the Surviving Fund.
Each Fund has an identical investment objective, which is to provide current income. Each Fund has a substantially similar non-fundamental 80% investment policy. The Reorganizing Fund has a non-fundamental 80% investment policy which states that the Reorganizing Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. government investments. The Reorganizing Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Reorganizing Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. government investments. The Surviving Fund has a non-fundamental 80% investment policy that it will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Government securities. The Surviving Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Surviving Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities.
The Funds have substantially similar principal investment strategies and substantially similar principal risks, with both Funds primarily investing in investment-grade mortgage-backed securities (“MBS”) issued by or guaranteed by the U.S. government and its agencies and instrumentalities. However, the Reorganizing Fund also includes in its principal investment strategies commercial mortgage-backed securities (“CMBS”); non-agency MBS, which are those not issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”); and short sales of U.S. Treasury securities and futures contracts. The Surviving Fund does not include these investments in its principal investment strategies.
There are no material differences between the fundamental investment limitations of the Reorganizing Fund and the Surviving Fund.

The following chart summarizes the investment objectives and policies of the Reorganizing Fund and the Surviving Fund. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in the prospectuses for the Reorganizing Fund and the Surviving Fund.
INVESTMENT OBJECTIVES AND STRATEGIES
Reorganizing Fund	Surviving Fund
Investment Objective: The Fund’s investment objective is to provide current income.
Principal Investment Strategies: The Fund seeks to provide current income by investing primarily in fixed-income securities issued or guaranteed by the U.S. government and its agencies and instrumen-
talities. Under normal market conditions, the Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality, including collateralized mortgage obligations (CMOs) and commercial mortgage backed securities (CMBS), and seeks to provide returns consistent with investments in the market for U.S. home mortgages.
The Fund will invest in MBS that are issued or guaranteed by
U.S. government agencies or U.S. government-sponsored enterprises
(GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund also may invest in
U.S. government securities and certain derivative instruments and engage in short sales of U.S. Treasury securities and futures contracts.
The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the duration of the blended index comprised of the Bloomberg US Government
Bond Index, an index composed of U.S. government and government agency securities with maturities of one year or more, and the
Bloomberg US Mortgage Backed Securities Index, an index composed of MBS issued or guaranteed by U.S. government agencies or
instrumentalities (the “Blended Index”). At times, the investment adviser’s (the “Adviser”) calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected fixed interest and principal payments.
The Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities that outperforms the Blended Index.
Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts.
The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund’s use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.

Investment Objective: The Fund’s investment objective is to provide current income.
Principal Investment Strategies: The Fund seeks current
income. Under normal market conditions, the Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or
U.S. government-sponsored enterprises (GSEs) including collateralized mortgage obligations (CMOs). The Fund also may invest in
U.S. government securities and certain derivative instruments.
The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the
Bloomberg US Mortgage Backed Securities Index (the “Index”). At
times, the Fund’s investment adviser’s (the “Adviser”) calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected fixed interest and principal payments.
The Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities that outperforms the Index.
Based on fundamental analysis, the Adviser will consider a wide variety of factors when making decisions to purchase or sell particular securities or derivative contracts.
The Fund may but is not required to, use derivative instruments.
Derivatives are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund’s use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80%
policy (as described below) and are calculated at market value.
There can be no assurance that the Fund’s use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.

NON-FUNDAMENTAL INVESTMENT POLICY WITH RESPECT TO 80% OF NET ASSETS
Reorganizing Fund	Surviving Fund
The Fund will invest its assets so that at least 80% of its net assets
(plus any borrowings for investment purposes) are invested in
U.S. government investments. The Fund will notify shareholders at least
60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80%
of its net assets (plus any borrowings for investment purposes) in
U.S. government investments.

The Fund will invest its assets so that at least 80% of its net assets
(plus any borrowings for investment purposes) are invested in
U.S. Government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities.

TEMPORARY INVESTMENTS
Each Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations, or by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect each Fund’s investment returns and/or the ability to achieve the each Fund’s investment objective.
COMPARISON OF PRINCIPAL RISKS
The principal investment risks of the Reorganizing Fund and the Surviving Fund are provided in the chart below. Because the Reorganizing Fund and the Surviving Fund have the same investment objective and substantially similar principal investment strategies, certain of their principal risks are the same. Differences between the principal risks of the Funds track the differences in the principal investment strategies described above. In particular, the Reorganizing Fund includes in its principal risks discussions of CMBS, non-agency MBS, and short sales of U.S. Treasury securities and futures contracts. The Surviving Fund does not include comparable disclosure in its principal risks.
These similarities and differences are outlined below. As with all mutual funds, there is no guarantee the Reorganizing Fund and the Surviving Fund will achieve their investment objectives. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either the Reorganizing Fund or the Surviving Fund. An investment in the Reorganizing Fund or the Surviving Fund is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.
PRINCIPAL RISKS
Reorganizing Fund	Surviving Fund
MBS Risk.
A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the
U.S. government or a GSE. The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.

MBS Risk.
A rise in interest rates may cause the value of MBS held by the Fund to decline. The Fund’s investments in collateralized mortgage obligations
(CMOs) may entail greater market, prepayment and liquidity risks than other MBS.

Interest Rate Risk.
Prices of fixed-income securities (including tax-exempt securities)
generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Same.
Credit Risk. It is possible that borrowers of non-agency MBS in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
Credit Risk.
It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the
Fund’s portfolio holdings, its share price and its performance.

PRINCIPAL RISKS
Reorganizing Fund	Surviving Fund
Counterparty Credit Risk.
A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
Same.
Liquidity Risk. The non-agency MBS and CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.	Liquidity Risk. The CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities
Leverage Risk.
Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain
Same.
Prepayment and Extension Risk.
When homeowners prepay their mortgages in response to lower
interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a
mortgage-backed security, and the price of mortgage-backed
securities may decrease more than the price of other fixed income securities when interest rates rise.
Same.
Risk of Security Downgrades.
The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
No corresponding risk factor.
Short Sale Risk.
The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the sale and the date on which the Fund repurchases the security. The risk is that the securities price moves in the opposite direction than expected causing the Fund to lose money.
No corresponding risk factor.
No corresponding risk factor.
Risk of Investing in Certain MBS.
MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. The timing of payments made on reverse mortgage loans (and, by extension, MBS backed bysuch loans) is uncertain and may occur sooner or later than anticipated.

Risk Related to the Economy.
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.

Risk Related to the Economy.
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.

PRINCIPAL RISKS
Reorganizing Fund	Surviving Fund
Risk of Investing in Derivative Instruments.
The Fund’s exposure to derivative contracts (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment

Risk of Investing in Derivative Instruments.
Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts may also involve other risks described in this Prospectus such as interest rate, credit, liquidity and leverage risks.

Technology Risk.
The Adviser uses various technologies in managing the Fund,
consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Same.

COMPARISON OF INVESTMENT LIMITATIONS AND POLICIES
The Reorganizing Fund and the Surviving Fund have fundamental investment limitations which cannot be changed without shareholder approval. The Reorganizing Fund and the Surviving Fund also have non-fundamental investment limitations which may be changed by either the Reorganizing Fund’s or the Surviving Fund’s Board without shareholder approval.
The following chart compares the fundamental and non-fundamental investment limitations of the Reorganizing Fund and the Surviving Fund. “Fundamental” investment limitations and policies are those that cannot be changed unless authorized by the Board and by the “vote of a majority of a fund’s outstanding voting securities,” as defined by the 1940 Act. “Non-fundamental” investment limitations and policies are those that can be changed by authorization of the Board without shareholder approval.
INVESTMENT LIMITATIONS AND POLICIES
Reorganizing Fund	Surviving Fund
Diversification (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or the Fund would own more than 10%
of the outstanding voting securities of that issuer.
Diversification of Investments (fundamental) Same.
Issuing Senior Securities and Borrowing Money (fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment
Company Act of 1940, as amended (the “1940 Act”).
Borrowing Money and Issuing Senior Securities (fundamental) Same.
Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral
arrangements in connection with permissible activities.
Pledging Assets (non-fundamental) Same.
Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.
Underwriting (fundamental) Same.
Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an
orderly manner.
Investing in Real Estate (fundamental) Same.
Investing in Commodities (fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (fundamental) Same.
Lending Cash or Securities (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Lending (fundamental) Same.

INVESTMENT LIMITATIONS AND POLICIES
Reorganizing Fund	Surviving Fund
Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Concentration of Investments (fundamental) Same.
No corresponding investment limitation.
Lending Securities (non-fundamental)
In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the Fund’s Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

No corresponding investment limitation.
Investing in CMOs (non-fundamental)
The Fund may invest only in CMOs which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the
U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and
(c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the
U.S. government.

Buying on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the
Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchases on Margin (non-fundamental)
The Fund will not purchase any securities on margin, provided that the
Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Investments (non-fundamental)
The Fund will not make investments in holdings for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, if immediately after and as a result, the value of such investments would exceed, in the aggregate, 15% of the Fund’s net assets.
Illiquid Investments (non-fundamental) Same.
Restricted Securities (non-fundamental)
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.
No corresponding investment limitation.

INVESTMENT LIMITATIONS AND POLICIES
Reorganizing Fund	Surviving Fund
Additional Information (non-fundamental)
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the
Fund’s total assets. Further, in applying the concentration restriction:
(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.”
Cash items may include short-term obligations such as:
–obligations of the U.S. government or its agencies or instrumen-
talities; and
–repurchase agreements.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
In applying the borrowing limitation, in accordance with Section
18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below
300% the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
For purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Additional Information (non-fundamental)
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the
Fund’s total assets. Further, in applying the concentration restriction:
(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); (c) asset-backed securities will be classified according to the underlying assets securing such securities.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. In applying the borrowing limitation. In applying the borrowing limitation, in accordance with
Section 18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below 300% the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

TAX CONSEQUENCES
Tax-Free Reorganization Under the Internal Revenue Code of 1986, as amended
As a non-waivable condition to the Reorganization, the Reorganizing Fund and the Surviving Fund will each receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either the Reorganizing Fund or the Surviving Fund or by the Reorganizing Fund’s shareholders. To qualify, the Surviving Fund must acquire “substantially all” of the assets of the Reorganizing Fund in exchange for Surviving Fund shares and the assumption of specified liabilities of the Reorganizing Fund (if any), the Reorganizing Fund must liquidate completely as a result of the Reorganization and distribute the Surviving Fund shares to the Reorganizing Fund’s shareholders, and the Surviving Fund must either: (1) use a “significant portion” of the Reorganizing Fund’s historic assets in a business (the “asset continuity” test); or (2) continue the Reorganizing Fund’s “historic business” (the “business continuity” test). The Adviser intends to satisfy the requirements of the Code for tax-free reorganizations under the business continuity test. To satisfy the business continuity test, the Surviving Fund must continue a significant historic business of the Reorganizing Fund, which generally requires that, on the date of the Reorganization, at least one-third of the Reorganizing Fund’s assets must meet the Surviving Fund’s investment objectives, strategies, policies, risks and restrictions, and that the Reorganizing Fund did not alter its portfolio in connection with the Reorganization to meet the one-third threshold. The Surviving Fund may, but is not required to, retain a certain portion of the Reorganizing Fund’s portfolio securities post-Reorganization. The aggregate tax basis of the shares of the Surviving Fund received by the Reorganizing Fund’s shareholders will be the same as the aggregate tax basis of their shares in the Reorganizing Fund. Prior to the Reorganization, the Reorganizing Fund will distribute to shareholders any previously undistributed income and net capital gains accumulated prior to the Reorganization. Distribution of any previously undistributed income will either be reinvested in a shareholder’s account in the Surviving Fund or distributed to the Reorganizing Fund’s shareholders following the Reorganization. Distributions of capital gains, if any, and of previously undistributed income will generally be taxable for the Reorganizing Fund’s shareholders who hold their shares in a taxable account.
INVESTMENT ADVISER OF THE REORGANIZING FUND AND THE SURVIVING FUND
The Boards govern the Reorganizing Fund and Surviving Fund. The Boards select and oversee the Reorganizing Fund’s and the Surviving Fund’s adviser, Federated Investment Management Company (the “Adviser” or “FIMCO”). FIMCO manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of FIMCO, provides certain support services to FIMCO. The fee for these support services is paid by FIMCO and not by the Funds. FIMCO’s address is Federated Hermes Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $704.0 billion as of June 30, 2023.Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 11,000 investment professionals and institutions as of June 30, 2023.
The Adviser advises approximately 72 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $426.6 billion in assets as of June 30, 2023.

PORTFOLIO MANAGEMENT INFORMATION
Reorganizing Fund Portfolio Managers	Surviving Fund Portfolio Managers
Todd A. Abraham
Todd A. Abraham, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since February of 2003.
Mr. Abraham is Head of the Government/Mortgage-backed Fixed
Income Group. He is responsible for the day to day management of the
Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 1993; has worked in investment management since 1993; has managed
investment portfolios since 1995. Education: B.S., Indiana University of
Pennsylvania; M.B.A., Loyola College.

Todd A. Abraham
Todd A. Abraham, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since September of 2000.
Mr. Abraham is Head of the Government/Mortgage-Backed Fixed
Income Group. He is responsible for overseeing the macro risk elements in the portfolio. He has been with the Adviser or an affiliate since 1993; has worked in investment management since 1993; has managed investment portfolios since 1995. Education: B.S., Indiana
University of Pennsylvania; M.B.A., Loyola College.

Liam O’Connell
Liam O’Connell, CFA, Portfolio Manager, has been the Fund’s portfolio manager since April of 2017.
Mr. O’Connell is responsible for providing research and advice on sector allocation and security selection. He has been with the Adviser or an affiliate since 2003; has worked in investment management since
2003; has managed investment portfolios since 2005. Education: B.S.,
Webb Institute of Naval Architecture; M.S., Johns Hopkins University;
M.B.A., Massachusetts Institute of Technology.

Liam O’Connell
Liam O’Connell, CFA, Portfolio Manager, has been the Fund’s portfolio manager since March of 2013.
Mr. O’Connell is responsible for day-to-day management of the Fund focusing on asset allocation, interest rate strategyand security selection. He has been with the Adviser or an affiliate since 2003; has worked in investment management since 2003; has managed
investment portfolios since 2005. Education: B.S., Webb Institute of
Naval Architecture; M.S., Johns Hopkins University; M.B.A.,
Massachusetts Institute of Technology

Additional Portfolio Manager Information
Each Fund’s SAI provides information about each Fund’s Portfolio Managers’ compensation, management of other accounts and ownership of securities in each of the Funds.
ADVISORY FEES AND OTHER FEES AND EXPENSES
The Reorganizing Fund and the Surviving Fund pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary–Comparative Fee Tables” in this Prospectus/Information Statement.
Investment Advisory Fees
The Reorganizing Fund and the Surviving Fund’s investment advisory contracts provide for payment to the Adviser of an annual investment advisory fee of 0.55% and 0.40%, respectively, of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse each Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnotes to the “Fees and Expenses” tables found in the “Comparative Fee Tables” section of this Prospectus/Information Statement.
A discussion of the Boards’ review of each Fund’s investment advisory contract is available in each Fund’s shareholder reports as they are produced.

Front-End Sales Charge Reallowances (Reorganizing Fund–Class A and Class F Shares)
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.
When a financial intermediary’s customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:
A:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%
F:
Less than $1 million	1.00%
$1 million or greater	0.00%
Advance Commissions (Reorganizing Fund class A, C and F shares)
When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:
A (for purchases over $1 million):
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
Advance commissions are calculated on a year-by-year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
The A class purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.
C:
Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	1.00%

F:
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
Less than $2 million	1.00%
$2 million but less than $5 million	0.50%
$5 million or greater	0.25%

Service Fees
Reorganizing Fund–Class A Shares, Class C Shares and Class F Shares
Surviving Fund–Institutional Shares and Service Shares
The Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (“FSSC”), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
Account Administration Fees
Reorganizing Fund–Class A Shares, Class C Shares and Class F Shares
Surviving Fund–Institutional Shares and Service Shares
The Funds may pay Account Administration Fees of up to 0.25% of average net assets of the Reorganizing Fund’s and the Surviving Fund’s Class A Shares to banks that are not registered as broker-dealers or investment advisers for providing administrative services to each Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account per year basis to financial intermediaries for providing recordkeeping services to the Fund’s shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments to Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of each Fund to you. Not all financial intermediaries receive such payments, and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of each Fund’s Prospectus and described above because they are not paid by the Funds.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or each Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by each Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the financial intermediary’s organization. In addition, as discussed below in “Commissions on Certain Shares,” if you purchase Institutional Shares of the Funds through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary for information about any payments it receives from the Distributor or each Fund and any services provided, as well as about fees and/or commissions it charges.

Commissions on Certain Shares
The Funds do not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional Shares. However, if you purchase Institutional Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Funds are not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Institutional Shares will be made at the applicable NAV (before imposition of the sales commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of each Fund’s Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Funds.
Shares of the Funds are available in other share classes that have different fees and expenses.
PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
The procedures for purchasing, redeeming and exchanging shares of the Reorganizing Fund are substantially similar to those for purchasing, redeeming and exchanging shares of the Surviving Fund. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
The transfer agent and dividend disbursing agent for both the Reorganizing Fund and the Surviving Fund is SS&C GIDS, Inc. (the “Transfer Agent”).
Procedures for the purchase, redemption and exchange of the Reorganizing Fund’s shares are the same as those applicable to the purchase, redemption and exchange of Surviving Fund’s shares. Reference is made to the Prospectuses of the Reorganizing Fund and the Surviving Fund, dated April 30, 2023, and March 31, 2023, respectively, each of which is incorporated herein by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Reorganizing Fund’s shares and the Surviving Fund’s shares, respectively. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds’ shares.
Please note that if you participate in automated or systematic account programs in the Fund, these programs will continue in your new account with the Surviving Fund. Shareholders wishing to modify, cancel, freeze or terminate such services must instruct the Fund or their financial representative, as applicable.
Purchases
Shares of each Fund may be purchased any day the New York Stock Exchange (“NYSE”) is open. When a Fund or its agent receives a transaction request in proper form (as described in each Fund’s Prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). When the Fund holds fixed-income securities that trade on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.
Purchases of shares of each Fund may be made through a financial intermediary, directly from the Fund by wire and by check, or, with respect to Class A Shares, through an exchange from the same share class of another Federated Hermes fund. With respect to Institutional Shares, purchases of shares of each Fund may be made through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund. For any purchase by exchange, you must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Each Fund reserves the right to reject any request to purchase or exchange shares.
Once you have opened your account, purchases may also be made by Automated Clearing House (“ACH”), whereby additional shares are purchased through a depository institution that is an ACH member. Each Fund reserves the right to reject any request to purchase or exchange shares.

Share purchases in Class A Shares of the Reorganizing Fund may qualify for certain sales charge discounts if you or your family invest at least $50,000 for the Reorganizing Fund in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the prospectuses for the Reorganizing Fund and the Surviving Fund incorporated herein by reference, and in “Annex C” to this Prospectus/Information Statement.
The minimum investment amount for the Reorganizing Fund’s Class A Shares, Class C Shares and Class F Shares is generally $1,500 for initial investments and $100 for subsequent investments. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
The minimum initial investment amount for each Fund’s IS Class and for the Surviving Funds SS Class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
As a general matter, Institutional Shares and Service Shares are not available for direct investment by natural persons. The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Institutional Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed in each Fund’s Prospectus):
•
An investor participating in a no-load platform, network or other fee-based program offered by a financial intermediary, for example, a wrap-account or retirement platform where Federated Hermes has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
•
An employer-sponsored retirement plan;
•
A trust institution investing on behalf of its trust customers;
•
Additional sales to an investor (including a natural person) who owned IS or SS classes of a Fund as of December 31, 2008;
•
A Federated Hermes Fund;
•
An investor (including a natural person) who acquired IS or SS classes of a Federated Hermes fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
•
In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated Hermes or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated Hermes; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or sub-advised by a Federated Hermes investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of IS or SS classes (see “How to Purchase Shares” below):
•
An investor, other than a natural person, purchasing IS or SS classes directly from the Fund; and
•
In connection with an initial purchase of IS or SS classes through an exchange, an investor (including a natural person) who owned IS or SS classes of another Federated Hermes fund as of December 31, 2008.
Intra-Fund Share Conversion Program
A shareholder in the Surviving Fund’s Shares may convert their Shares at NAV to any other share class of their Reorganizing Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400, Option #4 to convert your Shares.
The share conversion program is not applicable to the Reorganizing Fund’s Class A Shares, Class C Shares and Class F Shares subject to a contingent deferred sales charge (“CDSC”), if applicable. For Class C Shares purchased through a financial intermediary after June 30, 2017, such shares may only be converted to another share class of the same Fund if: (i) the shares are no longer subject to a CDSC or the financial intermediary agrees to reimburse the Fund’s distributor the CDSC otherwise payable upon the sale of such shares; (ii) the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable; and (iii) (a) the conversion is made to facilitate the shareholder’s participation in a self-directed brokerage (non-advice) account or a fee-based advisory program offered by the intermediary; or (b) the conversion is part of a multiple-client transaction through a particular financial intermediary as pre-approved by the Fund’s Administrator.
Redemptions and Exchanges
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Funds by telephone or by mailing a written request. Shares of both Funds may be redeemed for cash or exchanged for shares of the same class of other Federated Hermes funds on days on which the Fund computes its NAV.
Each Fund has an exchange privilege that allows shareholders to exchange shares of the Fund. With respect to Class A Shares, exchanges may be made to the same share class of another Federated Hermes fund. With respect to Institutional Shares, shares of each Fund may be exchanged to any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. The account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances.
The Funds intend to pay Share redemptions in cash. To ensure that the Funds have cash to meet Share redemptions on any day, the Funds typically expect to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Funds may generate cash in the following ways:
•
Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated Hermes funds to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
•
Committed Line of Credit. The Funds participate with certain other Federated Hermes funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (“LOC”) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the funds, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Funds cannot borrow under the LOC if an inter-fund loan is outstanding.
•
Redemption in Kind. Although the Funds intend to pay Share redemptions in cash, they reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of a Fund’s portfolio securities. Because each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by each Fund’s Board, which generally include distributions of a pro rata share of a Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.

120 Day Reinstatement Program
Within 120 days of redeeming Class A, Class C and/or Class F Shares of the Reorganizing Fund, upon proper notification to the Fund’s Transfer Agent, you may reinvest all or a portion of the redemption proceeds in Class A Shares of the Fund at NAV, without the imposition of a sales charge or CDSC. Please note:
•
The ownership of the account receiving the purchase is not required to be identical to that of the account in which the redemption was placed; however, the registration of the account receiving the purchase must include at least one registered shareholder of the account from which the redemption occurred.
•
You will not be reimbursed for any fees originally incurred on the redemption (e.g., CDSC or redemption fees) by subsequently participating in the 120 Day Reinstatement Program.
•
The 120 Day Reinstatement Program does not supersede or override any restrictions placed on an account due to frequent trading and/or client contractual issues.
Additional operational restrictions may apply, please contact a Client Service Representative at 1-800-341-7400, Option #4, for more information.
DIVIDENDS AND DISTRIBUTIONS
The Reorganizing Fund declares and pays any dividends monthly to shareholders. The Surviving Fund declares any dividends daily and pays them monthly to shareholders. Dividends are paid to all shareholders invested in the respective Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to receive the distribution.
If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.
In addition, the Funds distribute any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless a cash payment is elected. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain distribution. Contact your financial intermediary or the Reorganizing Fund or the Surviving Fund for information concerning when dividends and capital gains will be paid.
TAX INFORMATION
The Funds and/or your financial intermediary provide an IRS Form 1099 and/or an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to shareholders whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of the dividend income. Distributions of net short-term capital gains are taxable to shareholders as ordinary income. Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long the Shares have been owned. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING
Given the liquid nature of each Fund’s investments and the low transaction costs associated with these investments, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for each Fund and its shareholders. For this reason, each Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of a Fund’s shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund shares can have adverse effects on the management of the Fund’s portfolio and its performance.

Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders and the operation of such policies and shareholder investments under such monitoring are not expected to have materially adverse impact on the Federated Hermes funds or their shareholders.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES
Each Fund’s SAI contains a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available at FederatedHermes.com/us.
INFORMATION ABOUT THE REORGANIZATION
DESCRIPTION OF THE AGREEMENT AND PLAN OF REORGANIZATION
The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about February 23, 2024. On the Closing Date, all or substantially all of the assets of the Reorganizing Fund will be transferred to the Surviving Fund. In exchange for the transfer of these assets, the Surviving Fund will simultaneously issue to the Reorganizing Fund a number of full and fractional Service Shares and Institutional Shares of the Surviving Fund equal in value to the aggregate NAV of the Class A Shares, Class C Shares, Class F Shares and Institutional Shares of the Reorganizing Fund, as applicable, calculated as of 4:00 p.m., Eastern time, on the Closing Date.
The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund shall be the value of such assets at the Closing Date of the Reorganization using the valuation procedures set forth in the Surviving Fund’s Declaration of Trust and its current Prospectuses and SAI, or such other valuation procedures as the Reorganizing Fund and the Surviving Fund shall mutually agree.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If a Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, each Fund uses the fair value of the investment determined in accordance with each Fund’s fair valuation procedures described in the Funds’ Prospectuses and SAIs.
The Reorganizing Fund will not transfer deferred or prepaid expenses, which are not expected to be material in amount, to the extent that they do not have a continuing value to the Surviving Fund. The Reorganizing Fund will discharge all of its liabilities and obligations prior to consummation of the Reorganization. In doing so, pursuant to a policy previously reviewed with the Board, the Reorganizing Fund will set aside cash to satisfy its remaining liabilities, which cash would be placed in a “closed fund pool” used to pay these expenses and not be transferred to the Surviving Fund.
If, after the Closing Date, any additional cash in excess of expenses incurred by the Reorganizing Fund on or before the Closing Date is received by or returned to the Reorganizing Fund, amounts that do not impact shareholders may be retained by the Reorganizing Fund’s Adviser and its affiliates in accordance with the policy. Any amount impacting shareholders should be received by the Surviving Fund as the surviving fund. Moreover, any amounts that are not retained by the Reorganizing Fund’s Adviser or its affiliates should be remitted to the Surviving Fund as the surviving fund. For a more complete description of the “closed fund pool” policy, please see Section 1.2 of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
Following the transfer of its assets in exchange for Shares of the Surviving Fund, the Reorganizing Fund will distribute Shares of the Surviving Fund pro rata to the Reorganizing Fund’s shareholders of record of Shares in complete liquidation of the Reorganizing Fund. Shareholders of the Reorganizing Fund owning shares on the Closing Date of the Reorganization will receive that number of Shares of the Surviving Fund which have the same aggregate net asset value as the shareholder had in the Reorganizing Fund immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Reorganizing Fund’s shareholders on the share records of the Surviving Fund’s transfer agent. The Surviving Fund does not issue share certificates to shareholders. Following the consummation of the Reorganization, the Reorganizing Fund will then be dissolved.

The transfer of shareholder accounts from the Reorganizing Fund to the Surviving Fund will occur automatically. It is not necessary for the Reorganizing Fund’s shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself in advance of the Reorganization. Doing so in advance of the Reorganization will result in a taxable event. Exchanges that occur as part of the Reorganization will be tax-free. Nevertheless, shareholders may continue to redeem or transfer out of the Reorganizing Fund prior to the Reorganization.
The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by the Reorganizing Fund and the Surviving Fund of an opinion to the effect that the Reorganization will be tax-free to the Reorganizing Fund, its shareholders and the Surviving Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Funds’ respective Boards determine that the Reorganization is not in the best interests of the shareholders of the Reorganizing Fund or the Surviving Fund, respectively.
The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Plan and as summarized below.
The Reorganizing Fund will pay the following direct shareholder communications relating to its participation in the Reorganization, without limitation: cost of printing and mailing the Shareholder Communication Materials (as defined in the Plan) and prospectus supplements, as applicable. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. FIMCO or its affiliates will pay all remaining direct and indirect expenses associated with the Reorganizing Fund’s and the Surviving Fund’s participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Prospectus/Information Statement; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
The foregoing brief summary of the Plan summarizes all material terms and provisions of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
BOARD CONSIDERATIONS RELATING TO THE REORGANIZATION
The Reorganization was presented to the Boards for consideration and approval at a meeting held on November 9, 2023. In advance of the meeting, the Boards requested, received and reviewed detailed information regarding the Reorganization from the Adviser. After reviewing and evaluating this information, including the factors summarized below and other information in this Prospectus/Information Statement, the Boards, including all of the Directors/Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds (the “Independent Directors/Trustees”), unanimously approved the Reorganization as set forth in the Plan. In approving the Reorganization, the Boards, including all of the Independent Directors/Trustees, determined that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization, and that the Reorganization was in the best interests of each Fund. The determinations were made on the basis of each Director’s/Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Directors/Trustees may have attributed different weights to various factors. In reviewing the Reorganization, the Boards were assisted by counsel for the Funds, and the Independent Directors/Trustees also were separately assisted by independent legal counsel. The Boards considered all factors they deemed pertinent in their business judgment, including the following:
•
The Surviving Fund has gross and net total operating expenses lower than those of the Reorganizing Fund, such that after the Closing Date, the Reorganizing Fund’s shareholders would become shareholders of a fund with lower gross and net total operating expenses for each share class. The Fee Limits on the Surviving Fund’s total operating expenses will remain in effect until the later of: (a) March 1, 2025; or (b) the first day of the month following the one year anniversary of the Closing Date, unless the Board of the Surviving Fund approves their earlier termination. The Surviving Fund’s net total operating expenses could increase after the expiration of the Fund’s expense limitation agreement in March 1, 2025 if such expense limitation agreement is not renewed.
•
The Reorganizing Fund’s and the Surviving Fund’s investment advisory contracts each provide for payment to FIMCO of an annual investment advisory fee rate of 0.55% and 0.40%, respectively, of average daily net assets of each Fund. Accordingly, the Surviving Fund’s investment advisory contract provides for a lower investment advisory fee rate than the Reorganizing Fund.
•
The Reorganization is intended to be structured as a tax-free Reorganization under Section 368(a) of the Code and, therefore, the Reorganization is not expected to have any tax impact on shareholders of either Fund, which is a preferable tax result for shareholders as compared to a liquidation of the Reorganizing Fund (which would be a fully taxable redemption).

•
The Reorganizing Fund and the Surviving Fund have identical investment objectives, which is to provide current income.
•
The principal investment strategies of the Reorganizing Fund and the Surviving Fund are substantially similar and the majority of the portfolio securities of the Reorganizing Fund that would be acquired by the Surviving Fund are expected to be permissible investments for the Surviving Fund.
•
The Boards considered the performance of the Reorganizing Fund and the Surviving Fund. With respect to the one-year and five-year periods ended September 30, 2023, the Surviving Fund underperformed the Reorganizing Fund. However, the Surviving Fund outperformed the Reorganizing Fund for the ten-year period ended September 30, 2023 and in four of the last five calendar years.
•
The Reorganization is not expected to result in diminution in the level or quality of services that the shareholders of the Reorganizing Fund currently receive. The same portfolio managers manage each Fund, and the range and quality of the services that the Reorganizing Fund shareholders will receive as shareholders of the Surviving Fund will be comparable to the range and quality of services shareholders currently receive, as each of the Reorganizing Fund and the Surviving Fund are managed by FIMCO, a subsidiary of Federated Hermes, Inc.
•
The Adviser believes that the Reorganization provides a better resolution for the Reorganizing Fund as compared to other options, such as keeping the Reorganizing Fund as a stand-alone fund, merging the Reorganizing Fund into another fund, or liquidating the Reorganizing Fund.
•
The Boards considered the terms and conditions of the Plan, as presented to the Boards.
•
There will be no dilution to shareholders as a result of the Reorganization, because shareholders of the Reorganizing Fund will become the owners of shares of the Surviving Fund having a total NAV equal to the total NAV of his or her holdings in the Reorganizing Fund on the date of the Reorganization. In addition, the assets to be acquired by the Surviving Fund will have a total NAV equal to the total NAV of the Reorganizing Fund and thus the interests of existing Surviving Fund shareholders would not be diluted.
•
The Reorganization is expected to provide an opportunity for shareholders to benefit from the potential for greater efficiencies that may be realized by combining the assets of the Reorganizing Fund with the Surviving Fund’s assets in the Reorganization, including the ability to spread costs over a larger asset base.
•
The Surviving Fund will be the legal and accounting survivor of the Reorganization for performance purposes.
•
The Surviving Fund is the larger fund (approximately $106 million in assets versus approximately $80 million in assets for the Reorganizing Fund, as of September 30, 2023) and the Reorganizing Fund’s assets have declined over the past decade .
•
The Boards considered the share class structure of the Reorganizing Fund and the Surviving Fund.
•
Shareholders of the Reorganizing Fund will have the opportunity to exchange their Reorganizing Fund shares for shares of certain Federated Hermes funds before the Reorganization takes place and without incurring a sales charge, if they do not wish to participate in the Reorganization and become shareholders of the Surviving Fund.
•
The share purchase and redemption provisions for the Surviving Fund and the Reorganizing Fund are the same.
•
The Reorganization may result in some potential benefits to the Adviser and its affiliates, including cost savings resulting from managing one combined fund rather than two separate funds.
•
The Reorganization does not require shareholder approval.
With respect to Reorganization-related expenses:
•
The Adviser will pay the direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees), except that the Reorganizing Fund will pay direct shareholder communication expenses (e.g., including the cost associated with printing and mailing prospectus supplements and Prospectus/Information Statement) associated with the Reorganization estimated at $14,229 (or less than $0.01 per share). In each case, the fees will be paid whether or not the Reorganization occurs.
•
To the extent that any transition of portfolio securities is required in connection with the Reorganization, it is anticipated that the Reorganizing Fund will incur transaction expenses associated with the disposition of portfolio securities. However, as the majority of securities held by the Reorganizing Fund are eligible investments for the

Surviving Fund, the Adviser does not anticipate the Reorganizing Fund to incur material trading costs in connection with the Reorganization.
•
As trading costs are part of the price of the securities being sold, such trading costs are not charged as fund expenses and are not subject to waiver under the Reorganizing Fund’s expense cap.
•
The effect on the NAV of the Reorganizing Fund as a result of the payment of the direct shareholder communication expenses, such as the cost of printing and mailing of prospectus supplements and this Prospectus/Information Statement is currently estimated to be less than $0.01 per share.
DESCRIPTION OF THE SURVIVING FUND’S SHARE CLASSES AND CAPITALIZATION
This section is for informational purposes only. If the reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activities in the Surviving Fund and changes in NAV.
The Shares of the Surviving Fund to be issued to the shareholders of the Reorganizing Fund’s Shares under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Surviving Fund provided herewith for additional information about Shares of the Surviving Fund.
The following table sets forth the unaudited capitalization of the Reorganizing Fund into the Surviving Fund as of October 31, 2023.
Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Federated Hermes Government Income Securities, Inc.–Class A Shares	$13,012,958	1,840,554	$7.07
Federated Hermes Government Income Securities, Inc.–Class C Shares	$1,541,677	217,640	$7.08
Federated Hermes Government Income Securities, Inc.–Class F Shares	$57,434,930	8,141,210	$7.05
Reorganization expenses	$(13,243)	–	–
Share Adjustment[1]	–	(1,432,495)	–
Federated Hermes Government Income Fund–Service Shares	$7,842,714	954,924	$8.21
Federated Hermes Government Income Fund, Pro Forma Combined–Service Shares	$79,819,036	9,721,833	$8.21

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Federated Hermes Government Income Securities, Inc.–Institutional Shares	$5,361,960	760,775	$7.05
Reorganization expenses	$(986)	–	–
Share Adjustment[1]	–	(107,794)	–
Federated Hermes Government Income Fund–Institutional Shares	$94,425,244	11,494,934	$8.21
Federated Hermes Government Income Fund, Pro Forma Combined–Institutional Shares	$99,786,218	12,147,915	$8.21
1
 Share Adjustment necessary to reflect shares to be issued based on net assets of Federated Hermes Government Income Securities, Inc. and Federated Hermes Government Income Fund net asset value.
FEDERAL INCOME TAX CONSEQUENCES
As a non-waivable condition to the Reorganization, each Fund will receive an opinion of K&L Gates LLP to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•
the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and that the Reorganizing Fund and the Surviving Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•
no gain or loss will be recognized by the Surviving Fund upon its receipt of the Reorganizing Fund’s assets in exchange for Shares of the Surviving Fund;
•
no gain or loss will be recognized by the Reorganizing Fund upon transfer of its assets to the Surviving Fund solely in exchange for the Shares of the Surviving Fund or upon the distribution of Surviving Fund Shares to the Reorganizing Fund’s shareholders in exchange for their Reorganizing Fund Shares;

•
no gain or loss will be recognized by shareholders of the Reorganizing Fund upon exchange of their Reorganizing Fund Shares for Surviving Fund Shares;
•
the tax basis of the assets of the Reorganizing Fund in the hands of the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization;
•
the aggregate tax basis of Surviving Fund Shares received by each shareholder of the Reorganizing Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Shares of the Reorganizing Fund held by such shareholder immediately prior to the Reorganization;
•
the holding period of the Surviving Fund Shares received by each shareholder of the Reorganizing Fund will include the period during which the Reorganizing Fund Shares exchanged therefore were held by such shareholder, provided the Shares of the Reorganizing Fund were held as capital assets on the date of the Reorganization; and
•
the holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.
The opinion provided in connection with the Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of the Reorganization on the Reorganizing Fund, the Surviving Fund or any shareholder of the Reorganizing Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with the Reorganization cannot be waived by either Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Reorganizing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Reorganizing Fund shares and the fair market value of Surviving Fund shares received in exchange therefore.
Prior to the Reorganization, the Reorganizing Fund may dispose of portfolio securities in the ordinary course of business, and in anticipation of the Reorganization (which may result in the realization of net capital gains). Before the Reorganization, the Reorganizing Fund will distribute any ordinary income and net capital gains to shareholders. Portions of such distributions of ordinary income and net capital gains will be taxable to shareholders. Based upon the Reorganizing Fund’s existing capital loss carryforwards and realized and unrealized loss positions, it is not anticipated the Reorganizing Fund will make any capital gain distributions. The Reorganizing Fund’s capital loss carryforward (including any capital loss in its final short year ending with the Reorganization) generally would not be available to offset any unrealized gains as of the date of the Reorganization in Surviving Fund-sourced assets, if recognized by the Surviving Fund during a taxable year beginning within five years of the Reorganization. In addition, there may be additional limitations on the use of the Reorganizing Fund’s capital loss carryforward by the Surviving Fund going forward.
The following chart compares the capital loss carryforwards and gain/loss positions of the Reorganizing Fund and the Surviving Fund as of the dates presented below:
	Reorganizing Fund		Surviving Fund
	Date	Amount	Date	Amount
Capital Loss Carryforward	2/28/2023	$8,699,180	1/31/2023	$15,068,622
Year-to-Date Realized Gain (Loss)	10/31/2023	$(4,242,609)	10/31/2023	$(1,867,432)
Net Unrealized Gain (Loss)	10/31/2023	$(6,874,769)	10/31/2023	$(21,439,106)
The Code may limit the amounts of capital loss carryforwards and unrealized losses that can be utilized by funds involved in a reorganization. Capital loss carryforwards, any net current year capital losses and any unrealized losses above a certain threshold (“built-in losses”) are referred to as “Pre-acquisition losses” in the Code. Generally, when ownership of a company with Pre-acquisition losses changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of these Pre-acquisition losses following the change in ownership. These limitations may result in Pre-acquisition losses of the Reorganizing Fund and/or the Surviving Fund becoming unavailable to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of the Reorganization (“built-in gains”), the other Fund’s Pre-acquisition losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization. As of October 31, 2023 both the Reorganizing Fund and the Surviving Fund have capital loss carryforwards, net current year capital losses and unrealized losses.
The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus, the impact of the rules described above will depend on factors that cannot be calculated precisely prior to the Reorganization.
See the discussion entitled “Summary–Tax Consequences” in this Prospectus/Information Statement for further information regarding the tax consequences of the Reorganization. Shareholders of the Reorganizing Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.
Distributions Associated with the Reorganization
To the extent that the Reorganizing Fund would be in a net capital gain position prior to the Reorganization, that Reorganizing Fund would make distributions of the capital gains (as well as any other required distributions) prior to the Reorganization being consummated. Based upon the Reorganizing Fund’s existing capital loss carryforwards and realized and unrealized loss positions, it is not anticipated that the Reorganizing Fund will make any capital gain distributions.
Distributions of any previously undistributed income will either be reinvested in a shareholder’s account in the Surviving Fund or distributed to the Reorganizing Fund shareholders prior to the Reorganization. Distributions of previous undistributed income and capital gains, if any, will be taxable.
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
Both Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. The Reorganizing Fund was established as a corporation under the laws of the State of Maryland. The Surviving Fund is a portfolio of Federated Hermes Government Income Trust (the “Surviving Trust”) and was established under the Commonwealth of Massachusetts. Both Funds are governed by their respective Articles of Incorporation or Declarations of Trust, Bylaws and Boards, in addition to applicable state and federal law.
The rights of shareholders of the Surviving Fund and the Reorganizing Fund are set forth in their respective Declarations of Trust and Bylaws. Set forth below is a brief summary of the material rights of shareholders of the Surviving Fund and shareholders of the Reorganizing Fund. Both the Reorganizing Fund and the Surviving Fund may be referred to as a “Trust” in the chart below.
CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Preemptive Rights	None.	None.
Preferences	None.	None.
Appraisal Rights	None.	None.
Conversion Rights (other than the right to convert their shares to any other share class of the same fund as provided in the prospectuses of the Reorganizing Fund and the Surviving Fund)	None.	None.
Exchange Rights (other than the right to exchange for shares of the same class of other Federated Hermes mutual funds as provided in the prospectuses of the Reorganizing Fund and the Surviving Fund)	None.
Minimum Account Size	$1,500 for Class A, Class C, and Class F and $1,000,000 for the Institutional Shares.	$1,000,000 for Institutional Shares and Service Shares
Annual Meeting	Not required.	Not required.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Right to Call Shareholder Meetings
Special Meetings of Shareholders may be
called by the Chairman, or by the Board of
Directors; and shall be called by the
Chairman, Secretary or any Director at the
request in writing of the holders of not less
than 25% of the outstanding voting shares of
the capital stock of the Corporation

Special meetings of the shareholders may be
called by the Secretary whenever ordered by
the Trustees, the Chairman or requested in
writing by the holder or holders of at least
one-tenth of the outstanding shares of the
Trust or of the relevant Series or Class entitled
to vote. If the Secretary, when so ordered or
requested, refuses or neglects for more than
two days to call such special meeting, the
Trustees, Chairman or the Shareholders so
requesting may, in the name of the Secretary,
call the meeting by giving notice thereof in
the manner required when notice is given by
the Secretary.

Notice of Meeting	Notice must be given not less than ten or more than ninety days before the date of every Annual or Special Meeting of Shareholders	Notice must be given by the Secretary of the Trust at least fifteen days before the meeting
Record Date for Meetings
The Board of Directors may fix a date not be
more than 60 days and in case of a Meeting of
Shareholders not less than l0 days prior to the
date on which the particular action requiring
such determination of Shareholders is to
be taken.
A period not exceeding sixty (60) days preceding the date of any meeting of shareholders of the Trust or such Series or Class.
Quorum for Meetings
At all meetings of the Shareholders the
presence in person or by proxy of
Shareholders entitled to cast a majority in
number of votes shall be necessary to
constitute a quorum for the transaction of
business. In the absence of a quorum at any
meeting a majority of those Shareholders
present in person or by proxy may adjourn the
meeting from time to time to be held at the
same place without further notice than by
announcement to be given at the meeting
until a quorum, as above defined, shall be
present, whereupon any business may be
transacted which might have been transacted
at the meeting originally called had the same
been held at the time so called

Except as otherwise provided by law to
constitute a quorum for the transaction of any
business at any meeting of the Shareholders,
there must be present, in person or by proxy,
holders of one-fourth of the total number of
Shares of all Series or Classes of the Trust then
outstanding and entitled to vote at such
meeting. When any one or more Series or
Classes is entitled to vote as a single Series or
Class, more than fifty percent of the shares of
each such Series or Class entitled to vote shall
constitute a quorum at a Shareholders’
meeting of that Series or Class.

Vote Required for Election of Directors/ Trustees
Subject to any applicable requirement of law
or of the Declaration of Trust or the By-Laws,
a plurality of the votes cast shall elect a
Trustee and all other matters shall be decided
by a majority of the votes cast entitled to
vote thereon.

Subject to any applicable requirement of law
or of the Declaration of Trust or the By-Laws,
a plurality of the votes cast shall elect a
Trustee and all other matters shall be decided
by a majority of the votes cast entitled to vote
thereon

Adjournment of Meetings
In the absence of a quorum at any meeting a
majority of those Shareholders present in
person or by proxy may adjourn the meeting
from time to time to be held at the same
place without further notice than by
announcement to be given at the meeting
until a quorum, as above defined, shall be
present, whereupon any business may be
transacted which might have been transacted
at the meeting originally called had the same
been held at the time so called.

If a quorum shall not be present for the
purpose of any vote that may properly come
before the meeting, the Shareholders present
in person or by proxy and entitled to vote at
such meeting on such matter holding a
majority of the Shares present entitled to vote
on such matter may by vote adjourn the
meeting from time to time to be held at the
same place and without further notice than by
announcement to be given at the meeting
until a quorum, as defined above, entitled to
vote on such matter shall be present,
whereupon any such matter may be voted
upon at the meeting as though held when
originally convened.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Removal of Directors/Trustees by Shareholders	At any meeting of Shareholders duly called for the purpose, any Director may by the vote of a majority of all of the Shares entitled to vote be removed from office	A Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees
Personal Liability of Officers and Directors/Trustees
The Trust hereby agrees to indemnify each
person who at any time serves as a Trustee or
officer of the Trust (each such person being an
“indemnitee”) against: (a) any liabilities and
expenses, including amounts paid in
satisfaction of judgments, in compromise or as
fines and penalties, and counsel fees incurred
by such indemnitee in connection with the
defense or disposition of any action, suit or
other proceeding, whether civil or criminal,
before any court or administrative or
investigative body in which he may be or may
have been involved as a party or otherwise or
with which he may be or may have been
threatened, by virtue of his being or having
been a Trustee or officer of the Trust or his
serving or having served as a trustee, director,
officer, partner, or fiduciary of another trust,
corporation, partnership, joint venture, or
other enterprise at the request of the Trust;
and (b) any liabilities and expenses, including,
without limitation, the cost of credit
monitoring, incurred by the indemnified
representative as a result of the indemnified
representative, while acting in an indemnified
capacity, having provided personally
identifiable information, including, without
limitation, birthdates, social security numbers,
driver’s license numbers or passport numbers,
to a regulator or counterparty by or with
whom the Trust, or its series, is regulated or
engages in business to satisfy a legal or
procedural requirement of such regulator or
counterparty, including, without limitation,
know-your-customer or anti-money laundering
requirements, and the security of such
personally identifiable information is
compromised and used to the detriment of
the indemnified representative; provided,
however, that, in the case of clause: (a) and
clause; (b) no indemnitee shall be indemnified
hereunder against any liability to any person
or any expense of such indemnitee arising by
reason of: (i) willful misfeasance; (ii) bad faith;
(iii) gross negligence; or (iv) reckless disregard
of the duties involved in the conduct of
his position.

No Trustee, Officer, employee or agent of the
Trust shall have the power to bind any other
Trustee, Officer, employee or agent of the
Trust personally. The Trustees, Officers,
employees or agents of the Trust in incurring
any debts, liabilities or obligations, or in
taking or omitting any other actions for or in
connection with the Trust are, and each shall
be deemed to be, acting as Trustee, Officer,
employee or agent of the Trust and not in his
own individual capacity.
Provided they have acted under the belief that
their actions are in the best interest of the
Trust, the Trustees and Officers shall not be
responsible for or liable in any event for
neglect or wrong doing by them or any
Officer, agent, employee, investment adviser
or principal underwriter of the Trust or of any
entity providing administrative services for the
Trust, but nothing herein contained shall
protect any Trustee of Officer against any
liability to which he would otherwise be
subject by reason of willful misfeasance, bad
faith, gross negligence or reckless disregard
of the duties involved in the conduct of
his office.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Personal Liability of Shareholders
The Trustees, officers, employees or agents of
the Trust shall have no power to bind any
Shareholder of any Series or Class personally
or to call upon any Shareholder for the
payment of any sum of money or assessment
whatsoever, other than such as the
Shareholder may at any time agree to
pay by way of subscription to any Shares
or otherwise.
No Shareholder or former Shareholder of
any Series or Class shall be liable solely by
reason of his being or having been a
Shareholder for any debt, claim, action,
demand, suit, proceeding, judgment, decree,
liability or obligation of any kind, against, or
with respect to the Trust or any Series or Class
arising out of any action taken or omitted for
or on behalf of the Trust or such Series or
Class, and the Trust or such Series or Class
shall be solely liable therefor and resort shall
be had solely to the property of the relevant
Series or Class of the Trust for the payment or
performance thereof.
Each Shareholder or former Shareholder of
any Series or Class (or their heirs, executors,
administrators or other legal representatives
or, in case of a corporate entity, its corporate
or general successor) shall be entitled to
indemnified and reimbursement by the Trust
to the full extent of such liability and the costs
of any litigation or other proceedings in which
such liability shall have been determined,
including, without limitation, the fees and
disbursements of counsel if, contrary to the
provision hereof, such Shareholder or former
Shareholder of such Series or Class shall be
held to personally liability. Such indemni-
fication and reimbursement shall come
exclusively from the assets of the relevant
Series or Class.
The Trust shall, upon request by a Shareholder
or former Shareholder, assume the defense of
any claim made against any Shareholder for
any act or obligation of the Trust or any Series
or Class and satisfy any judgment thereon.

The Trustees, Officers, employees or agents
of the Trust shall have no power to bind any
Shareholder of any Series or Class personally
or to call upon any Shareholder for the
payment of any sum of money or assessment
whatsoever, other than such as the
Shareholder may at any time agree to pay
by way of subscription for any Shares
or otherwise.
No Shareholder or former Shareholder
of any Series or Class shall be liable solely by
reason of his being or having been a
Shareholder for any debt, claim, action,
demand, suit, proceeding, judgment, decree,
liability or obligation of any kind, against or
with respect to the Trust or any Series or Class
arising out of any action taken or omitted for
or on behalf of the Trust or such Series or
Class, and the Trust or such Series or Class
shall be solely liable therefor and resort shall
be had solely to the property of the relevant
Series or Class of the Trust for the payment or
performance thereof.
Each Shareholder or former Shareholder of
any Series or Class (or their heirs, executors,
administrators or other legal representatives
or, in case of a corporate entity, its corporate
or general successor) shall be entitled to
indemnity and reimbursement out of the Trust
property to the full extent of such liability and
the costs of any litigation or other
proceedings in which such liability shall have
been determined, including, without
limitation, the fees and disbursements of
counsel if, contrary to the provisions hereof,
such Shareholder or former Shareholder of
such Series or Class shall be held to personal
liability. Such indemnification and
reimbursement shall come exclusively from the
assets of the relevant Series or Class.
The Trust shall, upon request by a Shareholder
or former Shareholder, assume the defense of
any claim made against any Shareholder for
any act or obligation of the Trust or any Series
or Class and satisfy any judgment thereon.

Right of Inspection
In addition to its other powers explicitly or
implicitly granted under these Amended and
Restated Articles of Incorporation, by law or
otherwise, the Board of Directors of the
Corporation may from time to time determine
whether, to what extent, at what times and
places, and under what conditions and
regulations the accounts and books of the
Corporation, or any of them, shall be open to
the inspection of the shareholders, and no
shareholder shall have any right to inspect any
account, book or document of the
Corporation except as conferred by statute or
as authorized by the Board of Directors of
the Corporation.

The Trustees shall from time to time
determine whether and to what extent, and at
what times and places, and under what
conditions and regulations the accounts and
books of the Trust maintained on behalf of
each Series and Class or any of them shall be
open to the inspection of the Shareholders of
any Series or Class; and no Shareholder shall
have any right to inspect any account or book
or document of the Trust except that, to the
extent such account or book or document
relates to the Series or Class in which he is a
Shareholder or the Trust generally, such
Shareholder shall have such right of inspection
as conferred by laws or authorized by the
Trustees or by resolution of the Shareholders
of the Trust or of the relevant Series or Class,
as the case may be.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Number of Authorized Shares; Par Value	Unlimited; No Par Value.	Unlimited, No Par Value.
ADDITIONAL INFORMATION ABOUT THE REORGANIZING FUND AND THE SURVIVING FUND
WHERE TO FIND ADDITIONAL INFORMATION
Information about the Reorganizing Fund is included in its Prospectus and SAI dated April 30, 2023, each of which is incorporated herein by reference. Information about the Surviving Fund is included in its Prospectus and its SAI dated March 31, 2023, each of which is incorporated herein by reference. A copy of the Prospectus for the Surviving Fund accompanies this Prospectus/Information Statement. Copies of the SAI of the Surviving Fund, the Prospectus and SAI of the Reorganizing Fund, and the SAI dated January 12, 2024, relating to this Prospectus/Information Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400, Option #4 or by writing to Federated Hermes Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of the Reorganizing Fund and the Surviving Fund are also available electronically at Federated Hermes’ website, FederatedHermes.com/us.
The Reorganizing Fund and the Surviving Fund are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds. Copies of such material can be obtained electronically from the EDGAR database on the SEC’s website sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.
SHARE OWNERSHIP OF THE FUNDS
A shareholder who owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the fund. A control person’s vote could have more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.
Federated Hermes Government Income Securities, Inc.
At the close of business on December 29, 2023, the Reorganizing Fund had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Hermes Government Income Securities, Inc.	Class A Shares	1,722,189
	Class C Shares	220,397
	Class F Shares	7,913,164
	Institutional Shares	768,250
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of the Reorganizing Fund’s management, at the close of business on December 29, 2023, the following shareholders owned, of record, or beneficially, or both, 5% or more of a share class of the Reorganizing Fund.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Hermes Government Income Securities, Inc.–Class A Shares	Charels Schwab & Co., San Francisco, CA	102,438	5.95%
	MLPF&S, Jacksonville, FL	143,011	8.30%
	Mid Atlantic Trust Company, Pittsburgh, PA	153,874	8.93%
	National Financial Services, New York, NY	154,790	8.99%
	J.P. Morgan Securities	160,675	9.33%
	Wells Fargo Clearing Services LLC, St. Louis, MO	161,265	9.36%
	Edward D. Jones & Co., St. Louis, MO	179,206	10.41%

Federated Government Income Securities, Inc.–Class C Shares	Mid Atlantic Trust Company, Pittsburgh, PA	16,563	7.52%
	National Financial Services, New York, NY	17,880	8.11%
	Raymond James, St. Petersburgh, FL	20,078	9.11%

Title of Class	Name and Address	Shares	Percentage of Shares
	Mid Atlantic Trust Company, Pittsburgh, PA	20,796	9.44%
	Mid Atlantic Trust Company, Pittsburgh, PA	22,298	10.12%
	Charles Schwab & Co., Inc., San Francisco, CA	29,645	13.45%
	Wells Fargo Clearing Services LLC, St. Louis, MO	61,784	28.03%

Federated Government Income Securities, Inc.–Class F Shares	Charles Schwab & Co., Inc., San Francisco, CA	602,013	7.61%
	National Financial Services LLC, New York, NY	694,914	8.78%
	MLPF&S, Jacksonville, FL	2,011,017	25.41%

Federated Government Income Securities, Inc.–Institutional Shares	Pershing LLC, Jersey City, NJ	51,230	6.67%
	National Financial Services LLC, New York, NY	54,927	7.15%
	First Security Bank, Batesville, MS	208,571	27.15%
	Lincoln Investment Planning LLC, Ft. Washington, PA	338,301	44.04%
At the close of business on December 29, 2023, Officers and Directors as a group owned less than 1% of each share class of the Reorganizing Fund.
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Merrill Lynch Pierce Fenner & Smith Incorporated (MLPF&S) is a wholly owned subsidiary of Bank of America Corporation organized in the State of Delaware.
Lincoln Investment Planning, LLC is organized in the Commonwealth of Pennsylvania.
First Security Bank, Batesville, Mississippi is organized in the State of Mississippi.
Wells Fargo Clearing Services, LLC is organized in the State of Delaware.
Federated Hermes Government Income Fund
At the close of business on December 29, 2023, the Reorganizing Fund had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Hermes Government Income Fund	Service Shares	925,327
	Institutional Shares	10,856,919
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of the Surviving Fund management, at the close of business on December 29, 2023, the following shareholders owned, of record, or beneficially, or both, 5% or more of a share class of the Surviving Fund.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Hermes Government Income Fund–Service Shares	Charles Schwab & Co., Inc., San Francisco, CA	83,984	9.08%
	Empower Trust, Greenwood Village, CO	99,454	10.75%
	Paychex Securities Corporation, W. Henrietta, NY	212,739	22.99%
	National Financial Services LLC, Jersey City, NJ	267,587	28.92%

Federated Hermes Government Income Fund–Institutional Shares	National Financial Services LLC, Jersey City, NJ	1,682,498	15.50%
	Charles Schwab & Co., Inc., San Francisco, CA	3,298,921	30.39%

At the close of business on December 29, 2023, Officers and Trustees as a group owned less than 1% of each share class of the Surviving Fund.
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Charles Schwab & Co., Inc. is organized in the State of California.
National Financial Services LLC is organized in the state of Delaware and is a wholly-owned subsidiary of Fidelity Global Brokerage Group, Inc., which is organized in the Commonwealth of Massachusetts.
INTERESTS OF CERTAIN PERSONS
The Funds’ Adviser is a subsidiary of Federated Hermes, Inc. All of the voting securities of Federated Hermes, Inc. are owned by a trust, the trustees of which are J. Christopher Donahue and Thomas R. Donahue for the benefit of certain members of the Donahue family.
J. Christopher Donahue and John B. Fisher currently serve as Interested Trustees of both Federated Hermes Government Income Securities, Inc. and Federated Hermes Government Income Trust.
SHAREHOLDER COMMUNICATIONS AND OTHER MATTERS
All shareholder communications should be directed to the Reorganizing Fund’s Secretary at 4000 Ericsson Drive, Warrendale, PA 15086-7561. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to Federated Hermes Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting.
By Order of the Board of Directors,

Peter J. Germain
Secretary
January 12, 2024

ANNEX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [____ day of _____], by and between Federated Hermes Government Income Securities, Inc., a Maryland corporation, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Reorganizing Fund”) and Federated Hermes Government Income Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of Federated Hermes Government Income Fund (the “Surviving Fund” and collectively with the Reorganizing Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers Class A, Class C, Class F, and Institutional Shares) (the “Reorganizing Fund Shares”) in exchange solely for shares (Service Shares, Service Shares, Service Shares and Institutional Shares, respectively), no par value per share, of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares (Service Shares, Service Shares, Service Shares and Institutional Shares) to the holders of the outstanding shares of the Reorganizing Fund (Class A, Class C, Class F, and Institutional Shares, respectively), and (iii) the liquidation, dissolution and termination of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, (i) the Surviving Fund is a separate series of the Surviving Fund Registrant, (ii) the Surviving Fund Registrant and the Reorganizing Fund are open-end, registered management investment companies, and (iii) the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;
WHEREAS, the Funds are each authorized to issue their shares of beneficial interests;
WHEREAS, the Directors of the Reorganizing Fund have determined that the Reorganization is in the best interests of the Reorganizing Fund and that the interests of the existing shareholders of the Reorganizing Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Trustees of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund and that the interests of the existing shareholders of the Surviving Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of each class of Surviving Fund Shares determined by multiplying (a) the outstanding shares of each class of the Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value (“NAV”) per share of such class of the Reorganizing Fund Shares computed in the manner as of the time and date set forth in paragraph 2.2 by (y) the NAV per share of the corresponding class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Reorganizing Fund Shares will receive the corresponding class of Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures, dividends or interest receivable, and other assets (except as provided in the next sentence) owned by the Reorganizing Fund as of the Closing Date. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, to the extent that they do not have continuing value to the Surviving Fund, and any additional cash received by the Reorganizing Fund after the Closing Date in excess of accrued liabilities recorded on the Reorganizing Fund’s book on or before the Closing Date that is retained by the Reorganizing Fund’s investment adviser under the Closed Fund Policy.1

1
 The Closed Fund Policy provides that if the additional cash in excess of accrued fund expenses is received by or returned to the fund (the “Balance”) is less than the total amount that the Reorganizing Fund’s adviser assumed and/or waived during the final period and last full fiscal year the fund was open (the “Analysis Period”), the additional cash will be retained by the fund’s adviser. If the Balance is greater than the amount assumed or waived during the Analysis Period, the adviser will retain up to the amount of assumptions and waivers during the Analysis Period and the excess could be distributed to shareholders remaining at the time of the liquidation of the fund in accordance with the Closed Fund Policy.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements and/or its most recent unaudited semi-annual financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.
The Reorganization is expected to occur on or after February 23, 2024 (the “Closing Date”). On the Closing Date, substantially all of the assets of the Reorganizing Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Reorganizing Fund liabilities and any additional cash received by the Reorganizing Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Reorganizing Fund’s books on or before the Closing Date that is retained by the Reorganizing Fund’s adviser) will be transferred to the Surviving Fund. In exchange for the transfer of these assets, the Surviving Fund will simultaneously issue to the Reorganizing Fund a number of full and fractional Service Shares, Service Shares, Service Shares and Institutional Shares, (as applicable) of the Surviving Fund equal in value to the aggregate NAV of the Class A, Class C, Class F, and Institutional Shares of the Reorganizing Fund, as applicable, computed in the manner set forth in paragraph 2.2 and calculated as of 4:00 p.m., Eastern time, on the Closing Date.
1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to or as of the Closing Date. Accordingly, the Reorganizing Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses, and any additional cash received by the Reorganizing Fund after the Closing Date in excess of accrued liabilities recorded on the Reorganizing Fund’s books on or before the Closing Date that is retained by the Reorganizing Fund’s adviser under its Closed Fund Policy) would not be transferred to the Surviving Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Reorganizing Fund’s books on or before the Closing Date are received by or returned to the Reorganizing Fund, the Reorganizing Fund’s adviser and its affiliates may retain such excess funds; any amounts received or returned that are not retained by the Reorganizing Fund’s adviser would be remitted to the Surviving Fund.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its liquidation, dissolution and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.
1.8 TERMINATION. The Reorganizing Fund shall be liquidated, dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.
1.10 OTHER REORGANIZATION-SPECIFIC ITEMS.
In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholders’ initial receipt of Surviving Fund Shares as part of the Reorganization.
In connection with the Reorganization, a Reorganizing Fund Shareholder will acquire the Surviving Fund Shares pursuant to the terms of this Agreement at NAV.
Any privileges granted to any Reorganizing Fund Shareholder in connection with the Reorganization shall apply only with respect to the account of such Reorganizing Fund Shareholder opened on the books and records of the Surviving Fund as part of the Reorganization, and not to any existing account with the Surviving Fund or any other fund within the family of funds sponsored by Federated Hermes, Inc. and its subsidiaries (“Federated Hermes Family of Funds”) or, unless otherwise specifically indicated herein, any other account opened by or on behalf of any Reorganizing Fund Shareholder with the Surviving Fund or any other fund within the Federated Hermes Family of Funds.
ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets computed as of the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Surviving Fund Registrant’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the Boards of Trustees of the Surviving Fund Registrant and the Board of Directors of the Reorganizing Fund (each, a “Board”)).
2.2 VALUATION OF SHARES. The NAV per share of each class of Surviving Fund Shares shall be the NAV per share of such class of Surviving Fund Shares computed as of the closing on the Closing Date, using the valuation procedures set forth in the Surviving Fund Registrant’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the Board).
2.3 SHARES TO BE ISSUED. The number of shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or after February 23, 2024, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN’S CERTIFICATE. The State Street Bank and Trust Company, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange (the “NYSE”) or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT’S CERTIFICATE. SS&C GIDS, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding Reorganizing Fund Shares owned by each such Reorganizing Fund Shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause, SS&C GIDS, Inc., its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, assignments, checks, treasurer, chief financial officer, president/vice president, secretary or other officer certificates, custodian and transfer agent instructions and certificates, tax opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:
a) The Reorganizing Fund is a corporation duly organized and validly existing under the laws of the State of Maryland.
b) The Reorganizing Fund is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund Shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c) The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d) The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not result in the violation of, any provision of the Reorganizing Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.

e) The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f) Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. The Reorganizing Fund knows of no facts that might form the basis for the initiation of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g) The audited financial statements of the Reorganizing Fund as of February 28, 2023, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund by the Closing Date) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h) The unaudited financial statements of the Reorganizing Fund as of August 31, 2023, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund by the Closing Date) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
i) Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this sub-paragraph (i), a decline in the NAV of the Reorganizing Fund shall not constitute a material adverse change.
j) As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the NAV of the Reorganizing Fund or the NAV per share of any class of Reorganizing Fund Shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k) The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the Reorganizing Fund Shareholders, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l) The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

m) All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed have been filed by the Closing Date shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted or proposed with respect to such returns.
n) All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable (except as described in the Registration Statement) by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the closing, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
o) At the closing, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.
p) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund. This Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q) The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r) From the effective date of the Registration Statement (as defined in paragraph 5.6), through and on the Closing Date, any written information furnished by the Reorganizing Fund for use in the Shareholder Communication Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s) The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
t) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
u) The Reorganizing Fund has been and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund’s ability to enter into this Agreement or to consummate the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund, as follows:
a) The Surviving Fund is a legally designated separate series of a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.
b) The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund Shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d) The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Surviving Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.
e) Except as otherwise disclosed in writing to the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the initiation of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f) The audited financial statements of the Surviving Fund as of January 31, 2023 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g) The unaudited financial statements of the Surviving Fund as of July 31, 2023, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund by the Closing Date) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
h) Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund. For the purposes of this sub-paragraph (h), a decline in the NAV of the Surviving Fund shall not constitute a material adverse change.
i) All federal and other tax returns and reports of the Surviving Fund required by law to be filed have been filed by the Closing Date shall have been filed and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
j) All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund (except as described in the Registration Statement). The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
l) Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, as of the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.
m) The information to be furnished by the Surviving Fund for use in no-action letters, applications for orders, registration statements, Shareholder Communication Materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n) From the effective date of the Registration Statement (as defined in paragraph 5.6), through and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Shareholder Communication Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o) The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Surviving Fund Registrant or the performance of the Agreement by the Surviving Fund Registrant, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
q) The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND
5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.3 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.
5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund’s Treasurer.

5.6 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14C INFORMATION STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include an information statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Shareholder Communication Materials”), for inclusion therein.
5.7 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND
The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
Any comments from the Commission’s staff on or in connection with the preliminary or final Registration Statement filed with the Commission shall have been resolved to the satisfaction of the Surviving Fund and its investment adviser, Federated Investment Management Company, and such Registration Statement shall have been declared effective and delivered to the Reorganizing Fund shareholders as of the record date set forth therein.
All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.
The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.
8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.4 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:
a) The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in liquidation, dissolution, and termination of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c) No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d) No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares (including fractional shares).
e) The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization (including any fractional shares) will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder (including any fractional shares) will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f) The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.4.
8.5 Prior to the Closing, the Board of the Surviving Fund Registrant shall have approved an amendment to the Rule 12b-1 Plan of the Surviving Fund to remove any Rule 12b-1 fee from the Service Shares of the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. The Reorganizing Fund will pay the following direct shareholder communication expenses relating to its participation in the Reorganization: cost of printing and mailing the Shareholder Communication Materials and prospectus supplements, as applicable. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. Federated Investment Management Company or its affiliates will pay all remaining direct and indirect expenses associated with the Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund agree that neither party has made to the other party (and each party hereby disclaims the existence and veracity of) any representation, warranty, covenant, statement and/or understanding (including, without limitation, regarding assets, economics, compliance or other matters) not set forth herein, and that this Agreement constitutes the entire agreement between the parties, and supersedes any prior representation, warranty, covenant, statement and/or understanding between the parties with respect to the Reorganization.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, as between the parties to this Agreement, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Surviving Fund Registrant or Reorganizing Fund on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, or their respective Trustee/Directors, or their respective officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, Directors, shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant or Reorganizing Fund personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust of the Surviving Fund Registrant and the Articles of Incorporation of the Reorganizing Fund, as applicable. The execution and delivery of this Agreement have been authorized by the Trustees of the Surviving Fund Registrant, on behalf of the Surviving Fund, and the Directors of the Reorganizing Fund, as applicable, and signed by authorized officers of the Surviving Fund Registrant and Reorganizing Fund, acting as such. Neither the authorization by such Trustees or Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust of the Surviving Fund Registrant and Articles of Incorporation of the Reorganizing Fund, as applicable.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
By: ____________________________________
Name: ______________________________
Title: ______________________________
FEDERATED HERMES GOVERNMENT INCOME TRUST on behalf of its portfolio,
Federated Hermes Government Income Fund
By: ____________________________________
Name: ______________________________
Title: ______________________________

ANNEX B - FINANCIAL HIGHLIGHTS
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.57	$8.60	$9.05	$9.12	$8.59	$8.57
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.16	0.12	0.12	0.19	0.19
Net realized and unrealized gain (loss)	(0.11)	(1.04)	(0.44)	(0.04)	0.53	0.02
Total From Investment Operations	(0.01)	(0.88)	(0.32)	0.08	0.72	0.21
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.13)	(0.15)	(0.19)	(0.19)
Net Asset Value, End of Period	$7.47	$7.57	$8.60	$9.05	$9.12	$8.59
Total Return[2]	(0.18)%	(10.24)%	(3.55)%	0.81%	8.50%	2.50%
Ratios to Average Net Assets:
Net expenses[3]	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income	2.60%[4]	2.05%	1.33%	1.29%	2.18%	2.21%
Expense waiver/reimbursement[5]	0.40%[4]	0.35%	0.32%	0.25%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,292	$17,276	$23,411	$27,462	$40,936	$28,764
Portfolio turnover[6]	49%	89%[7]	241%	197%	71%	70%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	49%	84%	63%	41%	59%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.59	$8.62	$9.06	$9.13	$8.59	$8.58
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.10	0.05	0.05	0.13	0.13
Net realized and unrealized gain (loss)	(0.11)	(1.04)	(0.43)	(0.05)	0.54	0.01
Total From Investment Operations	(0.04)	(0.94)	(0.38)	—	0.67	0.14
Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.06)	(0.07)	(0.13)	(0.13)
Net Asset Value, End of Period	$7.49	$7.59	$8.62	$9.06	$9.13	$8.59
Total Return[2]	(0.57)%	(10.91)%	(4.18)%	0.04%	7.80%	1.60%
Ratios to Average Net Assets:
Net expenses[3]	1.75%[4]	1.75%	1.75%	1.76%	1.76%	1.76%
Net investment income	1.84%[4]	1.28%	0.58%	0.51%	1.42%	1.47%
Expense waiver/reimbursement[5]	0.40%[4]	0.34%	0.32%	0.25%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,840	$2,900	$5,358	$15,627	$12,670	$9,396
Portfolio turnover[6]	49%	89%[7]	241%	197%	71%	70%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	49%	84%	63%	41%	59%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.56	$8.58	$9.03	$9.10	$8.57	$8.55
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.16	0.12	0.12	0.19	0.19
Net realized and unrealized gain (loss)	(0.11)	(1.03)	(0.44)	(0.04)	0.53	0.02
Total From Investment Operations	(0.01)	(0.87)	(0.32)	0.08	0.72	0.21
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.13)	(0.15)	(0.19)	(0.19)
Net Asset Value, End of Period	$7.46	$7.56	$8.58	$9.03	$9.10	$8.57
Total Return[2]	(0.17)%	(10.13)%	(3.54)%	0.82%	8.52%	2.51%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4]	0.99%	0.99%	0.99%	1.00%	1.00%
Net investment income	2.62%[4]	2.07%	1.34%	1.30%	2.19%	2.21%
Expense waiver/reimbursement[5]	0.40%[4]	0.35%	0.32%	0.25%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,961	$66,214	$85,090	$102,496	$108,006	$109,477
Portfolio turnover[6]	49%	89%[7]	241%	197%	71%	70%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	49%	84%	63%	41%	59%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,		Period Ended 2/28/2021[1]
		2023	2022
Net Asset Value, Beginning of Period	$7.55	$8.58	$9.03	$9.24
Income From Investment Operations:
Net investment income (loss)[2]	0.11	0.18	0.14	0.11
Net realized and unrealized gain (loss)	(0.11)	(1.04)	(0.44)	(0.17)
Total From Investment Operations	—	(0.86)	(0.30)	(0.06)
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.15)	(0.15)
Net Asset Value, End of Period	$7.45	$7.55	$8.58	$9.03
Total Return[3]	(0.06)%	(10.04)%	(3.31)%	(0.69)%
Ratios to Average Net Assets:
Net expenses[4]	0.75%[5]	0.75%	0.75%	0.75%[5]
Net investment income	2.86%[5]	2.32%	1.57%	1.37%[5]
Expense waiver/reimbursement[6]	0.40%[5]	0.35%	0.32%	0.26%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,776	$3,310	$3,619	$1,544
Portfolio turnover[7]	49%	89%[8]	241%	197%[9]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	49%	84%	63%	41%[9]

1	Reflects operations for the period from April 28, 2020 (commencement of operations) to February 28, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
9	Portfolio turnover is calculated at the fund level. Percentages indicated were calculated for the fiscal period ended February 28, 2021.

FEDERATED HERMES GOVERNMENT INCOME FUND
Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.20	$10.15	$10.56	$10.31	$9.97	$9.97
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.18	0.02	0.09	0.21	0.24
Net realized and unrealized gain (loss)	(0.31)	(0.94)	(0.34)	0.29	0.35	(0.00)[2]
Total From Investment Operations	(0.19)	(0.76)	(0.32)	0.38	0.56	0.24
Less Distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.07)	(0.13)	(0.22)	(0.24)
Distributions from net realized gain	—	—	(0.02)	—	—	—
Total Distributions	(0.12)	(0.19)	(0.09)	(0.13)	(0.22)	(0.24)
Net Asset Value, End of Period	$8.89	$9.20	$10.15	$10.56	$10.31	$9.97
Total Return[3]	(2.09)%	(7.52)%	(3.07)%	3.73%	5.69%	2.51%
Ratios to Average Net Assets:
Net expenses[4]	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.69%[5]	1.94%	0.29%	0.86%	2.09%	2.46%
Expense waiver/reimbursement[6]	0.28%[5]	0.23%	0.16%	0.13%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,912	$117,673	$163,080	$235,598	$240,047	$267,582
Portfolio turnover[7]	2%	130%	227%	336%	302%	56%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	—%	79%	21%	85%	49%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.20	$10.15	$10.56	$10.31	$9.97	$9.97
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.16	0.01	0.14	0.19	0.22
Net realized and unrealized gain (loss)	(0.31)	(0.94)	(0.35)	0.22	0.35	(0.00)[2]
Total From Investment Operations	(0.20)	(0.78)	(0.34)	0.36	0.54	0.22
Less Distributions:
Distributions from net investment income	(0.11)	(0.17)	(0.05)	(0.11)	(0.20)	(0.22)
Distributions from net realized gain	—	—	(0.02)	—	—	—
Total Distributions	(0.11)	(0.17)	(0.07)	(0.11)	(0.20)	(0.22)
Net Asset Value, End of Period	$8.89	$9.20	$10.15	$10.56	$10.31	$9.97
Total Return[3]	(2.19)%	(7.70)%	(3.25)%	3.52%	5.48%	2.31%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	2.50%[5]	1.73%	0.10%	1.36%	1.91%	2.26%
Expense waiver/reimbursement[6]	0.22%[5]	0.17%	0.12%	0.10%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,680	$10,907	$15,249	$16,292	$17,083	$23,873
Portfolio turnover[7]	2%	130%	227%	336%	302%	56%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	—%	79%	21%	85%	49%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.

ANNEX C - SALES CHARGE WAIVERS FOR SHAREHOLDERS PURCHASING THROUGH CERTAIN FINANCIAL INTERMEDIARIES
The term “fund family,” used herein, shall refer to the Federated Hermes mutual funds.
The following Appendix applies to certain share classes offered by the Fund.
Ameriprise Financial
CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE FINANCIAL:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Robert W. Baird & Co., Inc.
Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Investors A-shares Available at Baird
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund;
•
Share purchase by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird;
•
Shares purchase from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same accounts; and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement);
•
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged to Class A shares (or the appropriate share class) of the same fund pursuant to Baird’s intra-fund share class policies and procedures;

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Investor A and C Shares Available at Baird
•
Shares sold upon the death or disability of the shareholder;
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus;
•
Shares bought due to returns of excess contributions from an IRA Account;
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
•
Shares sold to pay Baird fees but only if the transaction is initiated by Baird;
•
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•
Breakpoints as described in this prospectus;
•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets;
•
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.
Edward D. Jones & Co., L.P. (EDWARD JONES)
Policies Regarding Transactions Through Edward Jones
Effective on or after January 1st, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
•
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
•
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
•
Shares purchased in an Edward Jones fee-based program.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
– The redemption and repurchase occur in the same account.
– The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
•
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
•
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
•
Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•
The death or disability of the shareholder.
•
Systematic withdrawals with up to 10% per year of the account value.
•
Return of excess contributions from an Individual Retirement Account (IRA).

•
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•
Shares exchanged in an Edward Jones fee-based program. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable.
•
Shares acquired through a right of reinstatement.
•
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
– A fee-based account held on an Edward Jones platform
– A 529 account held on an Edward Jones platform
– An account with an active systematic investment plan or LOI
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Janney Montgomery Scott LLC
Effective May 1, 2020, if you purchase or redeem Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales charge waivers on Class A Shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within ninety (90) days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Shares acquired through a right of reinstatement.
•
Class C shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares (or the appropriate share class) of the same fund pursuant to Janney’s intra-fund share class policies and procedures.
CDSC Waivers on Class A and C Shares available at Janney
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•
Shares acquired through a right of reinstatement.
•
Shares exchanged into the same share class of a different Federated Hermes fund, if the shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).
Front-end sales charge discounts available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•
Breakpoints as described in the fund’s Prospectus.
•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
•
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
•
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
•
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•
Shares purchased through rights of reinstatement.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
•
A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in the prospectus.
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•
Shares purchased through a Merrill Lynch affiliated investment advisory program or exchanged due to the holdings moving from the program;
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
•
Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus;
•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
CDSC Waivers on A, B and C Shares available at Merrill Lynch
•
Death or disability of the shareholder;
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
•
Return of excess contributions from an IRA Account;

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
•
Shares acquired through a right of reinstatement;
•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only);
•
Class A Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus;
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets;
•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).
Morgan Stanley Smith Barney
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•
Shares purchased through a Morgan Stanley self-directed brokerage account;
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s intra-fund share class exchange program;
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
OPPENHEIMER & CO., INC.
Effective May 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co., Inc. (OPCO) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at OPCO
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•
Shares purchased by or through a 529 Plan
•
Shares purchased through an OPCO affiliated investment advisory program
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of OPCO
•
Employees and registered representatives of OPCO or its affiliates and their family members
•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A, B and C Shares available at OPCO
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
•
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
•
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus.
•
Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing and redeeming Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James
•
Shares purchased in an investment advisory program.
•
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to

Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of Raymond James.
CDSC Waivers on A, B and C Shares Available at Raymond James
•
Death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Return of excess contributions from an IRA Account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•
Breakpoints as described in this prospectus;
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Stifel, Nicolaus & Company, Incorporated
Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-End Sales Load Waiver on Class A Shares
•
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
U.S. Bancorp Investments, Inc.
Effective November 1, 2021, shareholders purchasing Fund shares through a U.S. Bancorp Investments, Inc. (“USBI”) platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
USBI Conversion of Class C Shares
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s intra-fund share class policy. No front-end sales charge will apply to such conversions.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
CUSIP 313912206
CUSIP 313912404
CUSIP 313912107
CUSIP 313912602
Q456194 (1/24)
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

STATEMENT OF ADDITIONAL INFORMATION
January 12, 2024
ACQUISITION OF THE ASSETS OF
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR SHARES OF
FEDERATED HERMES GOVERNMENT INCOME FUND
A portfolio of Federated Hermes Government Income Trust
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated January 12, 2024, is not a Prospectus. A Prospectus/Information Statement dated January 12, 2024, relating to the acquisition of the assets of the below-named Reorganizing Fund by and in exchange for shares of the below-named Surviving Fund may be obtained from the Funds, by writing or calling Federated Hermes Government Income Fund and/or Federated Hermes Government Income Securities, Inc., at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Information Statement.

Reorganizing Fund	Surviving Fund
Federated Hermes Government Income Securities, Inc.	Federated Hermes Government Income Fund
Class A Shares	Service Shares
Class C Shares	Service Shares
Class F Shares	Service Shares
Institutional Shares	Institutional Shares

TABLE OF CONTENTS
1. Statement of Additional Information of Federated Hermes Government Income Securities, Inc., dated April 30, 2023
2. Statement of Additional Information of Federated Hermes Government Income Fund, dated March 31, 2023.
3. Audited Financial Statements of Federated Hermes Government Income Securities, Inc., dated February 28, 2023.
4. Audited Financial Statements of Federated Hermes Government Income Fund, dated January 31, 2023.
5. Unaudited Financial Statements of Federated Hermes Government Income Securities, Inc., dated August 31, 2023.
6. Unaudited Financial Statements of Federated Hermes Government Income Fund, dated July 31, 2023.
7. Supplemental Financial Information (Unaudited)
INFORMATION INCORPORATED BY REFERENCE
The following documents are incorporated by reference into this Statement of Additional Information. Copies of these documents may be obtained at Federated Hermes Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.
The Statement of Additional Information of Federated Hermes Government Income Securities, Inc. dated April 30, 2023, as supplemented (File Nos. 811-03266 and 002-74191).
The Statement of Additional Information of Federated Hermes Government Income Fund dated March 31, 2023, as supplemented (File Nos. 811-03352 and 002-75366).
The audited financial statements of Federated Hermes Government Income Securities, Inc, dated February 28, 2023, as included in the Annual Report to shareholders.
The audited financial statements of Federated Hermes Government Income Fund, dated January 31, 2023, as included in the Annual Report to shareholders.
The unaudited financial statements of Federated Hermes Government Income Securities, Inc, dated August 31, 2023, as included in the Semi-Annual Report to shareholders.
The unaudited financial statements of Federated Hermes Government Income Fund, dated July 31, 2023, as included in the Semi-Annual Report to shareholders.
SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)
A table showing the fees of Federated Hermes Government Income Securities, Inc. (the “Reorganizing Fund”) and Federated Hermes Government Income Fund (the “Surviving Fund” and together with the Reorganizing Fund, the “Funds”), and the fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Summary–Comparative Fee Tables” section of the Prospectus/Information Statement.
The Reorganization will not result in a material change to the Reorganizing Fund’s investment portfolio due to the investment restrictions of the Surviving Fund. As a result, a schedule of investments of the Reorganizing Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Reorganizing Fund’s portfolio in advance of the Reorganization and/or the Surviving Fund’s portfolio following the Reorganization.
As the Reorganizing Fund and the Surviving Fund have the same investment adviser, there are no differences in valuation policies. In relation to taxable bonds and U.S. Treasury and agency securities, both use ICE Data Pricing & Reference Data, LLC as the primary vendor and use bid prices. For mortgage-backed securities and other asset-backed securities (e.g., credit cards, auto loans, etc.), both use PricingDirect as the primary vendor and bid and mean prices, respectively.
In relation to accounting policies, differences exist in the policies elected regarding discount accretion and premium amortization. For tax purposes, the Surviving Fund amortizes into income daily its bond holdings’ market discount or premium as additional income or as an offset to income. The Reorganizing Fund has made a tax election not to amortize these items into income and to treat them as capital items. Additionally, gains and losses recognized due to principal paydowns on mortgage-backed securities are reclassified as income in the Surviving Fund while they remain in capital in the Reorganizing Fund. Subsequent to the proposed Reorganization, it is anticipated that the Surviving Fund may implement changes, with respect to the Reorganizing Fund’s discount accretion and premium amortization, to the method of accounting of the Surviving Fund on a cut-off basis without any catch-up adjustments.
1

Cost Basis Reporting
Federal law requires that investment companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service (IRS) on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Reorganizing Fund has chosen “high cost” (the shares with the highest cost are redeemed first) and the Surviving Fund has chosen “low cost” (the shares with the lowest cost are redeemed first) as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.
The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.
Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Reorganizing Fund or the Surviving Fund.
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
Federated Hermes GOVERNMENT INCOME Fund
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
2

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Q456200 (1/24)
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.